As filed with the Securities and Exchange Commission on May 18, 2009

Securities Act File No. 333-158587

______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

The Hartford Mutual Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 2999, Hartford, Connecticut 01604-2999

(Address of Principal Executive Offices) (Zip Code)

1-860-843-9934

(Registrant’s Area Code and Telephone Number)

Edward P. Macdonald, Esq.

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116

_______________

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b)under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

THE HARTFORD MUTUAL FUNDS, INC.

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Joint Meeting of Shareholders

Part A – Combined Proxy Statement and Prospectus

Part B – Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

THE HARTFORD MUTUAL FUNDS, INC.,
ON BEHALF OF
THE HARTFORD GLOBAL COMMUNICATIONS FUND
THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
THE HARTFORD GLOBAL TECHNOLOGY FUND

May 15, 2009

Dear Shareholder:

You are cordially invited to attend a Special Meeting (the “Special Meeting”) of The Hartford Mutual Funds, Inc. (the “Company”). The Special Meeting will take place on August 4, 2009 at 10:00 a.m. Eastern Time at the offices of Hartford Investment Financial Services, LLC (“HIFSCO”), 200 Hopmeadow Street, Simsbury, Connecticut 06089.

At the Special Meeting, shareholders of each of three series of the Company, The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”) will be asked to vote on the matters listed in the attached Notice of Special Meeting of Shareholders. As explained in the enclosed combined Proxy Statement/Prospectus (“Proxy Statement”), the purpose of the Special Meeting is: (i) to vote on the proposed Plans of Reorganization (the “Reorganization Plans”) pursuant to which the Acquired Funds will be reorganized into The Hartford Global Equity Fund, another series of the Company (the “Acquiring Fund”); and (ii) to transact such other business as may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof.

Only shareholders of The Hartford Global Communications Fund will vote on the reorganization of The Hartford Global Communications Fund into the Acquiring Fund. Only shareholders of The Hartford Global Financial Services Fund will vote on the reorganization of The Hartford Global Financial Services Fund into the Acquiring Fund. Only shareholders of The Hartford Global Technology Fund will vote on the reorganization of The Hartford Global Technology Fund into the Acquiring Fund. Shareholder approval of the reorganization of any Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, shareholder approval of the reorganization of any other Acquired Fund into the Acquiring Fund. In addition, completion of the reorganization of any Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, completion of the reorganization of any other Acquired Fund into the Acquiring Fund.

We request that you complete the enclosed voting instruction card or proxy card for the upcoming Special Meeting. The Company’s Board of Directors has reviewed and approved the proposals and recommends that you vote FOR the proposal(s) applicable to you. The Proxy Statement provides more information on the Reorganization Plans. Please read it carefully and return your completed voting instruction card or proxy card in the enclosed addressed, postage-paid envelope; or take advantage of the telephonic or internet voting procedures described in the Proxy Statement. YOUR VOTE IS IMPORTANT. If we do not hear from you after a reasonable period of time, you may receive a telephone call from a representative of HIFSCO or from our proxy solicitor, Broadridge Communication Solutions, Inc., reminding you to vote your shares.

Very truly yours,

Robert M. Arena, Jr. President and Chief Executive Officer

IMPORTANT INFORMATION

WE ENCOURAGE YOU TO READ THE ENCLOSED PROXY STATEMENT.
HOWEVER, WE THOUGHT IT WOULD BE HELPFUL TO PROVIDE
BRIEF ANSWERS TO SOME QUESTIONS.

Q. 1.	WHAT PROPOSALS ARE SHAREHOLDERS BEING ASKED TO CONSIDER AT THE UPCOMING SPECIAL MEETING?
A. 1.

Shareholders of each of The Hartford Global Communications Fund (the “Communications Fund”), The Hartford Global Financial Services Fund (the “Financial Services Fund”) and The Hartford Global Technology Fund (the “Technology Fund”, and together with the Communications Fund and the Financial Services Fund, the “Acquired Funds”), each a series of The Hartford Mutual Funds, Inc. (the “Company”), are being asked to consider and approve, as applicable, the proposed reorganization plans (the “Reorganization Plans”) whereby each of the Acquired Funds will be reorganized into The Hartford Global Equity Fund (the “Acquiring Fund”), another series of the Company. Shareholder approval or the completion of the reorganization of any Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, shareholder approval or the completion of the reorganization of any other Acquired Fund into the Acquiring Fund.

Q. 2.	HOW WILL THE REORGANIZATIONS BENEFIT EACH ACQUIRED FUND AND ITS SHAREHOLDERS?
A. 2.

The reorganizations are expected to benefit the Acquired Funds’ shareholders by: (1) addressing the small asset levels and lack of growth of the Acquired Funds by reorganizing each of them into the Acquiring Fund, which will create one larger fund and is anticipated to provide greater opportunities to realize economies of scale and (2) offering shareholders of the Acquired Funds investment in a more broadly diversified fund.

Q. 3.	WHY ARE SHAREHOLDERS BEING ASKED TO APPROVE THE PROPOSED REORGANIZATIONS?
A. 3.

The Acquired Funds and Acquiring Fund are series of the Company, an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires that the approval of shareholders of each Acquired Fund be obtained in order to effect their specific reorganization into the Acquiring Fund.

Q. 4.	WHAT IS THE ACQUIRING FUND’S INVESTMENT GOAL?
A. 4.

The Acquiring Fund’s investment goal is to seek long-term capital appreciation, which is consistent with each Acquired Fund’s goal. The Acquiring Fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The Acquiring Fund’s assets are allocated across a variety of industries.

Q. 5.	WHO IS THE ADVISER AND SUB-ADVISER OF THE ACQUIRING FUND?
A. 5.

The investment adviser of the Acquiring Fund, Hartford Investment Financial Services, LLC (“HIFSCO”), is also the investment adviser of each of the Acquired Funds. The Acquiring Fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), is also the sub-adviser of each of the Acquired Funds.

Q. 6.	WILL THE REORGANIZATION PLANS RESULT IN DIFFERENT EXPENSES FOR SHAREHOLDERS OF THE ACQUIRED FUNDS?
A. 6.

Yes, the Acquiring Fund has different expenses than the Acquired Funds. The shareholders of the Acquired Funds will be subject to the Acquiring Fund’s fee schedule. Following completion of the Reorganizations, it is anticipated that shareholders of all classes of the Communication Fund and the Financial Services Fund, as well as Class Y shareholders of the Technology Fund, will benefit from lower total net expenses. Class A, B, and C shareholders of the Technology Fund will likely be subject to higher total net expenses. For a more detailed discussion of fees and expenses, see “Benefits of the Reorganizations for the Acquired Funds’ Shareholders” in the enclosed proxy statement.

Q. 7.	WILL THE REORGANIZATIONS BE CONSIDERED A TAXABLE EVENT FOR FEDERAL INCOME TAX PURPOSES?
A. 7.

It is anticipated that the reorganizations will qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Funds, the Acquiring Fund, nor the shareholders are expected to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Reorganization Plans.

Q. 8.	HAS THE BOARD OF DIRECTORS APPROVED THE REORGANIZATION PLANS?
A. 8.	Yes. The Board of Directors has reviewed and approved the Reorganization Plans. The Board recommends that you vote FOR your respective Reorganization Plan.
Q. 9.	HOW CAN I VOTE?
A. 9.	You can vote:

•	By mail: complete and return your proxy card in the enclosed pre-addressed postage-paid envelope.
•	By telephone: call the toll-free number listed on your proxy card and follow the recorded instructions.
•	By internet: log on to the website listed on your proxy card and follow the on-screen instructions.
Whichever method you choose, please take the time to read the Proxy Statement before you vote.

Q. 10.	WHEN SHOULD I VOTE?
A. 10.

Please vote as soon as possible. You may submit your vote at any time before the date of the shareholder meeting. Representatives of HIFSCO or Broadridge Investor Communication Solutions, Inc., a firm authorized by The Hartford to assist in the solicitation of proxies, may be contacting you to urge you to vote on this important matter.

Q. 11.	WHERE CAN I OBTAIN ADDITIONAL INFORMATION ABOUT THIS PROXY STATEMENT?
A. 11.	For information about voting, please call toll free 866-586-0652. To obtain additional information about the Proxy Statement, please go to www.proxyvote.com on or after May 26, 2009.

THE ATTACHED PROXY STATEMENT CONTAINS MORE DETAILED INFORMATION ABOUT THE REORGANIZATION PLANS. PLEASE READ IT CAREFULLY.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders (the “Special Meeting”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of The Hartford Mutual Funds, Inc. (the “Company”), will take place on August 4, 2009 at 10:00 a.m. Eastern Time at the offices of Hartford Investment Financial Services, LLC (“HIFSCO”), 200 Hopmeadow Street, Simsbury, Connecticut 06089 for the following purposes:

1.	For shareholders of The Hartford Global Communications Fund (the “Communications Fund”) only:

To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Communications Fund by The Hartford Global Equity Fund (the “Acquiring Fund”), a series of the Company, solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Communications Fund;

2.	For shareholders of The Hartford Global Financial Services Fund (the “Financial Services Fund”) only:

To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Financial Services Fund by the Acquiring Fund solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Financial Services Fund;

3.	For shareholders of The Hartford Global Technology Fund (the “Technology Fund”) only:

To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Technology Fund by the Acquiring Fund solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Technology Fund;

4.	To transact such other business as may properly come before the Special Meeting.

Each Acquired Fund issues and sells it shares to qualified retirement plans (each a “Retirement Plan”). As the owner of plan assets, each Retirement Plan is the registered shareholder of the Acquired Fund in which it invests and is entitled to vote its shares accordingly. Retirement Plan fiduciaries should forward the proxy materials (or arrange to have the proxy materials forwarded) to the appropriate plan participants and beneficiaries as required by applicable law and the plan documents governing the Retirement Plan.

The shareholder approval or completion of the reorganization of any Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, the shareholder approval or completion of the reorganization of any other Acquired Fund into the Acquiring Fund.

The Board of Directors of the Company recommends that you vote FOR the proposal listed in this Notice that is applicable to the specific Acquired Fund in which you are a shareholder. Shareholders of record of each Acquired Fund on May 11, 2009 are entitled to notice of and to vote at the Special Meeting.

Please read the enclosed combined Proxy Statement/Prospectus (“Proxy Statement”) carefully for information concerning the proposals to be placed before the Special Meeting or any adjournments or postponements thereof. Additional matters would include only matters that were not anticipated as of the date of the enclosed Proxy Statement.

YOUR VOTE IS IMPORTANT. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE SPECIAL MEETING, PLEASE FILL IN, SIGN, DATE, AND MAIL THE ENCLOSED VOTING INSTRUCTION CARD OR PROXY CARD AS PROMPTLY AS POSSIBLE, OR TAKE ADVANTAGE OF THE TELEPHONIC OR INTERNET VOTING PROCEDURES DESCRIBED IN THE PROXY STATEMENT, IN ORDER TO SAVE ANY FURTHER SOLICITATION EXPENSE. AN ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED.

By Order of the Board of Directors of The Hartford Mutual Funds, Inc.,

Edward P. Macdonald Secretary

May 15, 2009

i

ii

COMBINED PROXY STATEMENT/PROSPECTUS
May 15, 2009
PROXY STATEMENT FOR:
THE HARTFORD GLOBAL COMMUNICATIONS FUND
(a series of The Hartford Mutual Funds, Inc.)
THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
(a series of The Hartford Mutual Funds, Inc.)
and
THE HARTFORD GLOBAL TECHNOLOGY FUND
(a series of The Hartford Mutual Funds, Inc.)
P.O. Box 64387
St. Paul, Minnesota 55164-0387
(888) 843-7824
PROSPECTUS FOR:
THE HARTFORD GLOBAL EQUITY FUND
(a series of The Hartford Mutual Funds, Inc.)
P.O. Box 64387
St. Paul, Minnesota 55164-0387
(888) 843-7824

INTRODUCTION

This combined Proxy Statement/Prospectus (“Proxy Statement”) is furnished in connection with a solicitation of proxies made by, and on behalf of the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (the “Company”), in connection with the Special Meeting of Shareholders (the “Special Meeting”) of each of The Hartford Global Communications Fund (the “Communications Fund”), The Hartford Global Financial Services Fund (the “Financial Services Fund”) and The Hartford Global Technology Fund (the “Technology Fund,” together with the Communications Fund and the Financial Services Fund, the “Acquired Funds”), to be held on August 4, 2009, at 10:00 a.m. Eastern Time, at the offices of Hartford Investment Financial Services, LLC (“HIFSCO”), 200 Hopmeadow Street, Simsbury, Connecticut 06089, and at any adjournment(s) or postponement(s) of the Special Meeting.

At a meeting held on February 4, 2009, the Board approved the Plans of Reorganization (each a “Reorganization Plan” and collectively, the “Reorganization Plans”) relating to each proposed reorganization of an Acquired Fund into The Hartford Global Equity Fund (the “Acquiring Fund,” together with the Acquired Funds, the “Funds”), all of which are series of the Company. This Proxy Statement provides you with information about these proposed reorganizations (each a “Reorganization” and collectively, the “Reorganizations”).

The approximate mailing date of this Proxy Statement is May 26, 2009. The costs of solicitation, including the cost of preparing and mailing the Notice of the Special Meeting and this Proxy Statement, will be paid by HIFSCO, the Funds’ investment manager and principal underwriter. Representatives of HIFSCO or Broadridge Communication Solutions, Inc., (“Broadridge”), a firm authorized by The Hartford to assist in the solicitation of proxies and voting instructions, may contact you to solicit your proxy by mail or by telephone. As the meeting date approaches, certain shareholders of the Acquired Funds may receive a telephone call from a representative of Broadridge if their votes have not yet been received. Proxies and voting instructions that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

HIFSCO, the Funds’ investment manager and principal underwriter, is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

This Proxy Statement, which you should retain for future reference, contains important information about the Acquiring Fund that you should know before investing. A Statement of Additional Information (“SAI”) dated May 15, 2009 relating to this Proxy Statement, and containing additional information about the Reorganization Plans and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions, and risks of each of the Funds, see the Prospectus and Statement of Additional Information of the Company dated March 1, 2009 (File Nos. 333-02381/811-07589), as supplemented, each of which is incorporated herein by reference and is available, without charge, by calling 1-888-843-7824 or by writing to The Hartford Mutual Funds at P.O. Box 64387, St. Paul, Minnesota 55164-0387. The Company’s annual report dated October 31, 2008 (File No. 811-07589) is incorporated herein by reference.

You may also obtain proxy materials, reports, and other information filed by the Company from the SEC’s Public Reference Section (1-202-551-8090) in Washington, D.C., or from the SEC’s internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Acquired Funds may issue and sell their shares to certain qualified retirement plans (the “Retirement Plans”). The Retirement Plans are the shareholders of the Acquired Funds. If you own shares beneficially through a Retirement Plan, you should contact the plan sponsor, trustee, or other administrator for information regarding your right to provide instructions as to the voting of Acquired Fund shares. If you are a Retirement Plan sponsor, trustee, or other administrator and are authorized to vote shares held by a Retirement Plan, please complete the enclosed proxy card and return it in the enclosed envelope.

Shareholders may revoke authority to vote their shares by submitting another proxy or submitting written notice of revocation to the Secretary of the Company. Unless revoked, properly executed voting instruction cards or proxy cards that have been returned by shareholders without instructions will be voted “FOR” the proposals to approve the Reorganization Plans providing for the acquisition of all of the assets and liabilities of the Acquired Funds by the Acquiring Fund solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of each of the Acquired Funds (the “Proposals”). In instances where choices are specified by shareholders in the voting instruction cards or proxy cards, those shareholders’ votes will be voted or the votes will be withheld in accordance with the shareholders’ choices. Votes can be cast to approve or disapprove the Proposals. Abstentions and broker non-votes (proxy cards received by the Company from brokers or nominees when the broker or nominee has not received instructions from the beneficial owner or other persons entitled to vote and has no discretion to vote on a particular matter) will be counted as present for purposes of determining whether a quorum of shares is present at the Special Meeting, and will have the same effect as a vote “AGAINST” the Proposals. So far as the Board is aware, no matters other than those described in this Proxy Statement will be acted upon at the Special Meeting. Should any other matters properly come before the Special Meeting calling for a vote of shareholders, the persons named as proxies intend to vote upon such matters according to their best judgment.

Shareholders may vote by completing and returning the enclosed voting instruction card or proxy card. Shareholders may also vote by touchtone telephone or by internet, by following the instructions on the proxy card. To vote by internet or by telephone, a shareholder will need the “control number” that appears on the proxy card. After inputting this number, the shareholder will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review the voting instructions and make any necessary changes before submitting the voting instructions and terminating the telephone call or internet link.

In all cases where a telephonic proxy or voting instructions are solicited by Broadridge, the Broadridge representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information previously provided to Broadridge, then the Broadridge representative will explain the proxy voting process, read the Proposals listed on the proxy card and ask for the shareholder’s instructions on the Proposals. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. The Broadridge representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call the Broadridge representative immediately if his or her instructions are not correctly reflected in the confirmation.

Although a shareholder’s vote may be solicited and taken by telephone, each shareholder will also receive a copy of this Proxy Statement and may vote by mail using the enclosed proxy card or voting instruction card, or by touchtone telephone or the internet as set forth on the voting instruction and proxy cards. The last proxy vote received in time to be voted, whether by voting instruction card or proxy card, touchtone telephone or internet, will be the vote that is counted and will revoke all previous votes by the shareholder.

Only those shareholders owning shares as of the close of business on May 11, 2009 (the “Record Date”) may vote at the Special Meeting or any adjournment(s) or postponement(s) of the Special Meeting. As of the Record Date, there were 4,899,367.850 issued and outstanding shares of the Communications Fund (consisting of 3,105,528.461 Class A Shares, 629,237.679 Class B Shares, 1,071,530.888 Class C Shares and 93,070.822 Class Y shares), 3,541,822.626 issued and outstanding shares of the Financial Services Fund (consisting of 2,418,847.865 Class A Shares, 344,406.212 Class B Shares, 620,271.379 Class C Shares and 158,297.170 Class Y shares) and 10,197,982.108 issued and outstanding shares of the Technology Fund (consisting of 5,737,573.344 Class A Shares, 1,982,960.197 Class B Shares, 2,198,981.729 Class C Shares and 278,466.838 ClassvY shares). Each full share outstanding is entitled to one vote, and each fractional share outstanding is entitled to a proportionate share of one vote.

The presence, either in person or by proxy, of shareholders owning a majority of shares of each of the Acquired Funds entitled to vote at the Special Meeting shall constitute a quorum. If a quorum is present but sufficient votes to approve any proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of votes. In determining whether to adjourn the Special Meeting, the following factors may be considered: the nature of the Proposals that are the subject of the Special Meeting, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation, and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. A shareholder vote may be taken for any of the Proposals in this Proxy Statement prior to any adjournment provided that there is a quorum. If a Proposal receives a sufficient number of votes for approval prior to any adjournment, that Proposal shall be deemed adopted and shall not require any further shareholder approval at any adjournment or otherwise. For purposes of adjournment to vote on the Proposal, the persons named as proxies will vote FOR such adjournment for those proxies for which they are entitled to vote FOR the Proposal and will vote AGAINST any such adjournment for those proxies for which they are required to be voted AGAINST the Proposal. Abstentions and broker non-votes will not be voted either for or against the adjournment. At any subsequent reconvening of the meeting, proxies will (unless previously revoked) be voted in the same manner as they would have been voted at the Meeting.

PROPOSALS
APPROVAL OF THE REORGANIZATION PLANS
GENERAL OVERVIEW

At a meeting held on February 4, 2009 the Board approved the following Reorganization Plans:

•	the proposed reorganization of the Communications Fund into the Acquiring Fund (the “Communications Fund Reorganization”);

•	the proposed reorganization of the Financial Services Fund into the Acquiring Fund (the “Financial Services Fund Reorganization”); and

•	the proposed reorganization of the Technology Fund into the Acquiring Fund (the “Technology Fund Reorganization”).

Each Acquired Fund is a series of the Company. The Acquiring Fund is also a series of the Company. This Proxy Statement provides you with information about the Reorganization Plans.

Shareholder approval or the completion of the Reorganization of any Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, shareholder approval or the completion of the Reorganization of any other Acquired Fund into the Acquiring Fund.

If shareholders of each of the Acquired Funds approve the proposed Reorganizations, each Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for shares of the Acquiring Fund. Following the transfer of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, each Acquired Fund will distribute to you your portion of shares of the Acquiring Fund it receives in the Reorganization. Shareholders of the Communications Fund will receive either Class A, B, C or Y shares of the Acquiring Fund having an aggregate value equal to the aggregate value of Class A, B, C or Y shares of the Communications Fund held by such shareholder immediately prior to the Communications Fund Reorganization. Shareholders of the Financial Services Fund will receive either Class A, B, C or Y shares of the Acquiring Fund having an aggregate value equal to the aggregate value of Class A, B, C or Y shares of the Financial Services Fund held by such shareholder immediately prior to the Financial Services Fund Reorganization. Shareholders of the Technology Fund will receive either Class A, B, C or Y shares of the Acquiring Fund having an aggregate value equal to the aggregate value of Class A, B, C or Y shares of the Technology Fund held by such shareholder immediately prior to the Technology Fund Reorganization. Following their respective Reorganizations, each of the Acquired Funds will liquidate.

Because you, as a shareholder of one or more of the Acquired Funds, are being asked to approve a transaction that will result in your holding shares of the Acquiring Fund, this document also serves as a prospectus for the Acquiring Fund.

SUMMARY

You should read this entire Proxy Statement carefully. For additional information, you should consult the Company’s Prospectus and Statement of Additional Information dated March 1, 2009 (File Nos. 333-02381/811-07589), as supplemented, and the Reorganization Plan applicable to you. A form of each Reorganization Plan is attached hereto as APPENDIX A.

The Proposed Reorganizations

At a meeting held on February 4, 2009, the Board approved the Reorganization Plans with respect to each of the Acquired Funds and the Acquiring Fund. Subject to the approval of shareholders of the applicable Acquired Fund, each Reorganization Plan provides for:

•	the transfer of all of the assets of the applicable Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the applicable Acquired Fund;

•	the distribution of shares of the Acquiring Fund to the shareholders of the applicable Acquired Fund; and

•	the complete liquidation of the applicable Acquired Fund as a series of the Company.

The Reorganizations are expected to be effective immediately after the close of business on August 28, 2009 or on a later date as the parties may agree (the “Closing”). As a result of the Reorganizations, each shareholder of the Acquired Funds will become a shareholder of the Acquiring Fund. Each shareholder will hold, immediately after the Closing, shares of the same class of the Acquiring Fund having an aggregate value equal to the aggregate value of the shares of the applicable Acquired Fund held by that shareholder as of the close of business on the date of the Closing.

Reasons for the Reorganizations

Each Reorganization is being proposed as a solution to address the small asset levels and lack of growth of each Acquired Fund. Each Reorganization is anticipated to provide greater opportunities to realize economies of scale. In addition, the Reorganizations are being proposed to offer shareholders of the Acquired Funds investment in a more broadly diversified fund.

HIFSCO, the investment adviser for both the Acquired Funds and the Acquiring Fund, will bear all costs associated with the Reorganizations, except for brokerage fees and brokerage expenses.

Approval of each Reorganization Plan requires the affirmative vote of a “majority of the outstanding voting securities” of the applicable Acquired Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of the applicable Acquired Fund’s outstanding shares. In the event that the shareholders of an Acquired Fund do not approve the applicable Reorganization Plan, the Acquired Fund will continue to operate as a separate entity, and the Board will determine what further action, if any, to take.

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED EACH OF THE REORGANIZATION PLANS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION PLAN APPLICABLE TO YOU.

Benefits of the Reorganizations for the Acquired Funds’ Shareholders

In considering whether to approve the Reorganization Plan applicable to you, you should note that:

•	Each Acquired Fund has an investment objective and share class structure that is similar in many respects to the investment objective and share class structure of the Acquiring Fund.

•

At current asset levels, it is anticipated that the assets of the Acquiring Fund following completion of the Reorganizations will not reach the Acquiring Fund’s initial management fee breakpoint of $500 million, and, therefore, shareholders of the Acquired Funds will be subject to a higher management fee post-Reorganizations. However, HIFSCO anticipates that shareholders of all classes of the Communications Fund and Financial Services Fund, as well as Class Y shareholders of the Technology Fund, will benefit from lower overall expenses post-Reorganizations. Class A, B, and C shareholders of the Technology Fund will likely be subject to higher overall expenses following completion of the Reorganizations.

•

The Acquired Funds and the Acquiring Fund have the same investment adviser, HIFSCO, which will continue to oversee the investment program of the Acquiring Fund and the performance of Wellington Management Company, LLP (“Wellington Management”), the Acquired Funds’ and the Acquiring Fund’s sub-adviser, after consummation of the Reorganizations.

•

The Acquiring Fund is more diversified than the Acquired Funds, each of which primarily invests in the securities of companies located within particular industry sectors. This makes an investment in the Acquiring Fund less subject to the risk of concentration in one sector.

•

The share purchase and redemption provisions for each Acquired Fund and the Acquiring Fund are the same. For additional information on purchase and redemption provisions, see “More Information Regarding the Acquiring Fund.”

•

The Acquired Funds and the Acquiring Fund anticipate that each Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). As such, shareholders of the Acquired Funds and the Acquiring Fund are not expected to recognize gain or loss as a result of the Reorganizations. See “Information About the Reorganizations—Tax Considerations.”

Comparison of Investment Objectives, Principal Investment Strategies, Risks, and Management of the Communications Fund and the Acquiring Fund

The investment objectives, principal investment strategies, and risks of the Communications Fund and the Acquiring Fund are similar in many respects. Each is managed by the same investment adviser and sub-adviser. The charts and summaries below describe the important similarities and differences between the Communications Fund and the Acquiring Fund. There can be no assurance that either the Communications Fund or the Acquiring Fund will achieve its stated objective. For purposes of considering the Communications Fund Reorganization, some of the key differences between the principal investment strategies and principal investment risks between the Communications Fund and the Acquiring Fund are:

•

The Acquiring Fund invests at least 80% of its assets in equity securities, while the Communications Fund invests at least 80% of its assets in equity securities of communications related companies worldwide.

•

In contrast to the Communications Fund, the Acquiring Fund is subject to active trading risk, the risk that active trading could increase the Acquiring Fund’s transaction costs (thus affecting performance) and may increase taxable distributions.

•

In contrast to the Acquiring Fund, investments in the Communications Fund carry industry concentration risk, the risk that since the Communications Fund’s investments are often focused in a small number of business sectors, the Communications Fund may be subject to greater liquidity risk and an increased risk of loss should adverse economic developments occur in one of these sectors.

•

In contrast to the Acquiring Fund, investments in the Communications Fund carry non-diversification risk, the risk that since the Communications Fund invests in the securities of a small number of issuers, the Communications Fund may be subject to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

	Communications Fund	Acquiring Fund
Objective	Seeks long-term capital appreciation.	Seeks long-term capital appreciation.
Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications- related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund’s assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management’s team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Communications Fund		Acquiring Fund

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

Wellington Management uses its in-depth knowledge of the communications sector to select companies it believes possess one or more of the following attributes:
•	the current market price of its stock is at the low end of its historical relative valuation range, or
•	a positive change in operating results is anticipated but not yet reflected in the price of its stock, or
•	unrecognized or undervalued assets exist, and
•	management has demonstrated that it can convert the above factors into shareholder value.
The fund will consider selling a security when:
•	its target price is achieved,
•	expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer’s business prospects, or
•	equity securities of other comparable issuers in an industry are available at more attractive prices.

	Communications Fund	Acquiring Fund

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

Principal Investment Risks		Active Trading Risk—Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk—The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Emerging Markets Risk—The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Communications Fund	Acquiring Fund

Foreign Investments Risk—Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Foreign Investments Risk—Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk—The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk—The sub- adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Investment Strategy Risk—The sub- adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk—Large- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.	Large-Cap Stock Risk—Large- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Communications Fund	Acquiring Fund

Mid-Cap Stock Risk—Medium- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid- sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mid-Cap Stock Risk—Medium- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid- sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk—Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss—When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.	Risk of Loss—When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk—Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Small-Cap Stock Risk—Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk—Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.	Stock Market Risk—Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

	Communications Fund	Acquiring Fund
Fundamental Investment Restrictions	Identical to the Acquiring Fund, except:	Identical to the Communications Fund, except:
Communications Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media.

Acquiring Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Acquiring Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

Investment Adviser and Advisory Fees

HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.9000% of the first $500 million; 0.8500% of the next $500 million; 0.8000% of the next $4 billion; 0.7975% of the next $5 billion; and 0.7950% of the assets over $10 billion.

HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.9500% of the first $500 million; 0.9000% of the next $500 million; 0.8500% of the next $4 billion; 0.8475% of the next $5 billion; and 0.8450% of the assets over $10 billion.

Sub-adviser and Sub-advisory Fees

Wellington Management
Wellington Management receives monthly compensation from HIFSCO at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.450% of the first $100 million; 0.350% of the next $400 million; and 0.300% of the assets over $500 million.

Wellington Management
Wellington Management receives monthly compensation from HIFSCO at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.500% of the first $250 million; 0.450% of the next $250 million; 0.400% of the next $500 million; and 0.350% of the assets over $1 billion.

Fund Managers	Archana Basi	Mark D. Mandel and Cheryl M. Duckworth

Comparison of Investment Objectives, Principal Investment Strategies, Risks, and Management of the Financial Services Fund and the Acquiring Fund

The investment objectives, principal investment strategies, and risks of the Financial Services Fund and the Acquiring Fund are similar in many respects. Each is managed by the same investment adviser and sub-adviser. The charts and summaries below describe the important similarities and differences between the Financial Services Fund and the Acquiring Fund. There can be no assurance that either the Financial Services Fund or the Acquiring Fund will achieve its stated objective. For purposes of considering the Financial Services Fund Reorganization, some of the key differences between the principal investment strategies and principal investment risks between the Financial Services Fund and the Acquiring Fund are:

•

The Acquiring Fund invests at least 80% of its assets in equity securities, while the Financial Services Fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide.

•

In contrast to the Financial Services Fund, the Acquiring Fund is subject to active trading risk, the risk that active trading could increase the Acquiring Fund’s transaction costs (thus affecting performance) and may increase taxable distributions.

•

The Acquiring Fund may invest in emerging market securities as part of its principal investment strategy, while the Financial Services Fund may invest in emerging market securities, but not as part of its principal investment strategy.

•

In contrast to the Financial Services Fund, the Acquiring Fund is subject to emerging markets risk, the risk that when compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulations and less extensive and less frequent accounting, financial and other reporting requirements. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

•

In contrast to the Acquiring Fund, investments in the Financial Services Fund carry industry concentration risk, the risk that since the Financial Services Fund’s investments are often focused in a small number of business sectors, the Financial Services Fund may be subject to greater liquidity risk and an increased risk of loss should adverse economic developments occur in one of these sectors.

•

In contrast to the Acquiring Fund, investments in the Financial Services Fund carry non-diversification risk, the risk that since the Financial Services Fund invests in the securities of a small number of issuers, the Financial Services Fund may be subject to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

	Financial Services Fund	Acquiring Fund
Objective	Seeks long-term capital appreciation.	Seeks long-term capital appreciation.
Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.
Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world’s market value in financial services stocks is located in North America, Europe and Japan. Therefore the fund invests most of its assets in companies located in these three geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund’s assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management’s team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Financial Services Fund		Acquiring Fund

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this “bottom-up” approach to identify stocks it believes have favorable risk/reward profiles.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:
•	management focuses on rewarding shareholders,
•	market expectations of future earnings are too low,
•	market value does not reflect the fact that earnings are understated due to conservative accounting,
•	market value does not reflect the true value of the issuer’s component businesses and there is some reason to believe that this disparity will not persist,
•	it is an outstanding company but the stock is available at an average price because of the market’s temporary indifference to quality, or
•	its strength in a distinct product or geographic area makes it attractive to potential acquirers.
The fund will consider selling a security when:
•	its issuer’s management no longer appears to promote shareholder value,
•	market expectations of future earnings are too high,
•	it can sell the security of an outstanding company at a significant premium,

	Financial Services Fund		Acquiring Fund
	•	market value exceeds the true value of the issuer’s component businesses,
	•	market value does not reflect the fact that earnings are overstated due to aggressive accounting,
	•	market value does not reflect the risk of potential problems in an important business component, or
	•	more attractive opportunities arise.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

Principal Investment Risks			Active Trading Risk—Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk—The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.
Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Financial Services Fund	Acquiring Fund

Foreign Investments Risk—Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Foreign Investments Risk—Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk—The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk—The sub- adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Investment Strategy Risk—The sub- adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk—Large- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.	Large-Cap Stock Risk—Large- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Financial Services Fund	Acquiring Fund

Mid-Cap Stock Risk—Medium- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid- sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mid-Cap Stock Risk—Medium- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid- sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk—Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss—When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.	Risk of Loss—When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk—Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Small-Cap Stock Risk—Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk—Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.	Stock Market Risk—Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

	Financial Services Fund	Acquiring Fund
Fundamental Investment Restrictions	Identical to the Acquiring Fund, except:	Identical to the Financial Services Fund, except:
Communications Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance.

Acquiring Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Acquiring Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

Investment Adviser and Advisory Fees

HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.9000% of the first $500 million; 0.8500% of the next $500 million; 0.8000% of the next $4 billion; 0.7975% of the next $5 billion; and 0.7950% of the assets over $10 billion.

HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.9500% of the first $500 million; 0.9000% of the next $500 million; 0.8500% of the next $4 billion; 0.8475% of the next $5 billion; and 0.8450% of the assets over $10 billion.

Sub-adviser and Sub-advisory Fees

Wellington Management
Wellington Management receives monthly compensation from HIFSCO at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.450% of the first $100 million; 0.350% of the next $400 million; and 0.300% of the assets over $500 million.

Wellington Management
Wellington Management receives monthly compensation from HIFSCO at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.500% of the first $250 million; 0.450% of the next $250 million; 0.400% of the next $500 million; and 0.350% of the assets over $1 billion.

Fund Managers	Mark T. Lynch	Mark D. Mandel and Cheryl M. Duckworth

Comparison of Investment Objectives, Principal Investment Strategies, Risks, and Management of the Technology Fund and the Acquiring Fund

The investment objectives, principal investment strategies, and risks of the Technology Fund and the Acquiring Fund are similar in many respects. Each is managed by the same investment adviser and sub-adviser. The charts and summaries below describe the important similarities and differences between the Technology Fund and the Acquiring Fund. There can be no assurance that either the Technology Fund or the Acquiring Fund will achieve its stated objective. For purposes of considering the Technology Fund Reorganization, some of the key differences between the principal investment strategies and principal investment risks between the Technology Fund and the Acquiring Fund are:

•	The Acquiring Fund invests at least 80% of its assets in equity securities, while the Technology Fund invests at least 80% of its assets in equity securities of technology-related companies worldwide.

•

The Acquiring Fund may invest in emerging market securities as part of its principal investment strategy, while the Technology Fund may invest in emerging market securities, but not as part of its principal investment strategy.

•

In contrast to the Technology Fund, the Acquiring Fund is subject to emerging markets risk, the risk that when compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulations and less extensive and less frequent accounting, financial and other reporting requirements. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

•

In contrast to the Acquiring Fund, investments in the Technology Fund carry industry concentration risk, the risk that since the Technology Fund’s investments are often focused in a small number of business sectors, the Technology Fund may be subject to greater liquidity risk and an increased risk of loss should adverse economic developments occur in one of these sectors.

•

In contrast to the Acquiring Fund, investments in the Technology Fund carry non-diversification risk, the risk that since the Technology Fund invests in the securities of a small number of issuers, the Technology Fund may be subject to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

	Technology Fund	Acquiring Fund
Objective	Seeks long-term capital appreciation.	Seeks long-term capital appreciation.
Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, information technology services and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund’s assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management’s team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Technology Fund	Acquiring Fund

The focus of the fund’s investment process is stock selection through fundamental analysis. The fund’s approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

Wellington Management’s evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.
Subsector allocation within the fund reflects Wellington Management’s opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector’s attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

	Technology Fund		Acquiring Fund
Stocks considered for purchase in the fund typically share, in Wellington Management’s opinion, one or more of the following attributes:
	•	a positive change in operating results is anticipated,
	•	unrecognized or undervalued capabilities are present, or
	•	the quality of management indicates that these factors will be converted to shareholder value.
Stocks will be considered for sale from the fund when:
	•	target prices are achieved,
	•	earnings and/or return expectations are reduced due to fundamental changes in the company’s operating outlook, or
	•	more attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

Principal Investment Risks	Active Trading Risk—Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.		Active Trading Risk—Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Technology Fund	Acquiring Fund

Emerging Markets Risk—The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.
Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Technology Fund	Acquiring Fund

Foreign Investments Risk—Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Foreign Investments Risk—Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk—The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk—The sub- adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Investment Strategy Risk—The sub- adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk—Large- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.	Large-Cap Stock Risk—Large- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Technology Fund	Acquiring Fund

Mid-Cap Stock Risk—Medium- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid- sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mid-Cap Stock Risk—Medium- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid- sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk—Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss—When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.	Risk of Loss—When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk—Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Small-Cap Stock Risk—Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk—Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.	Stock Market Risk—Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

	Technology Fund	Acquiring Fund
Fundamental Investment Restrictions	Identical to the Acquiring Fund, except:	Identical to the Technology Fund, except:

Technology Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: technology hardware and equipment, software and computer services, electronics, communication equipment and technology-related commercial services and supplies.

Acquiring Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Acquiring Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

Investment Adviser and Advisory Fees

HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.9000% of the first $500 million; 0.8500% of the next $500 million; 0.8000% of the next $4 billion; 0.7975% of the next $5 billion; and 0.7950% of the assets over $10 billion.

HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.9500% of the first $500 million; 0.9000% of the next $500 million; 0.8500% of the next $4 billion; 0.8475% of the next $5 billion; and 0.8450% of the assets over $10 billion.

Sub-adviser and Sub-advisory Fees

Wellington Management
Wellington Management receives monthly compensation from HIFSCO at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.450% of the first $100 million; 0.350% of the next $400 million; and 0.300% of the assets over $500 million.

Wellington Management
Wellington Management receives monthly compensation from HIFSCO at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.500% of the first $250 million; 0.450% of the next $250 million; 0.400% of the next $500 million; and 0.350% of the assets over $1 billion.

Fund Managers	Scott E. Simpson, John F. Averill, Nicolas B. Boullet, Bruce L. Glazer and Anita M. Killian	Mark D. Mandel and Cheryl M. Duckworth

COMPARISON OF FEES AND EXPENSES OF THE ACQUIRED FUNDS
AND THE ACQUIRING FUND

The following describes and compares the fees and expenses that you may pay if you buy and hold shares of each of the Acquired Funds and the Acquiring Fund. It is expected that combining each of the Acquired Funds into the Acquiring Fund in the manner proposed in the Reorganization Plans may permit shareholders of the Acquiring Fund to realize economies of scale. For further information on the fees and expenses of the Acquiring Fund, please see “More Information Regarding the Acquiring Fund” in this Proxy Statement.

Because each Reorganization is not contingent on the approval of any other Reorganization, several Reorganization combinations are possible and the effects on expenses for all possible combinations are not illustrated in the expense tables below. It is expected, however, that the range of resulting expenses from the possible Reorganizations will be captured in the expense tables below because those tables illustrate what are anticipated to be the highest and lowest resulting expense ratios for each Acquired Fund.

Operating Expenses: Communications Fund Reorganization

The current expenses of each Fund, estimated pro forma expenses after giving effect to the proposed Communications Fund Reorganization and estimated pro forma expenses after giving effect to the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are shown in the table below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed Communications Fund Reorganization and proposed Financial Services and Technology Fund Reorganizations as of October 31, 2008. Pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses (as a percentage of each Fund’s average daily net assets)

Class A

	Global Communications Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		5.50%		5.50%		5.50%
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(3)	None	(3)	None	(3)	None	(3)
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)(4)	0.25%		0.25%		0.25%		0.25%
Other expenses	0.51%		0.72%		0.51%		0.49%
Total annual operating expenses	1.66%		1.92%		1.71%		1.69%
Less: Contractual Expense Reimbursement	0.06%	(5)	0.36%	(6)	0.06%	(6)	0.04%	(6)
Net annual operating expenses	1.60%	(5)	1.56%	(6)	1.65%	(6)	1.65%	(6)

(1)	Reflects pro forma amounts if the Communications Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge.

(4)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board has currently authorized Rule 12b-1 payments of only up to 0.25%.

(5)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.60%. In addition, Hartford Administrative Services Company (“HASCO”), the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(6)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.65%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class B

	Global Communications Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%		5.00%
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%		1.00%
Other expenses	0.63%		0.75%		0.51%		0.70%
Total annual operating expenses	2.53%		2.70%		2.46%		2.65%
Less: Contractual Expense Reimbursement	0.29%	(3)	0.36%	(4)	0.35%	(4)	0.54%	(4)
Net annual operating expenses	2.24%	(3)	2.34%	(4)	2.11%	(4)	2.11%	(4)

(1)	Reflects pro forma amounts if the Communications Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class C

	Global Communications Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%		1.00%
Other expenses	0.47%		0.76%		0.38%		0.43%
Total annual operating expenses	2.37%		2.71%		2.33%		2.38%
Less: Contractual Expense Reimbursement	0.02%	(3)	0.37%	(4)	0.02%	(4)	0.02%	(4)
Net annual operating expenses	2.35%	(3)	2.34%	(4)	2.31%	(4)	2.36%	(4)

(1)	Reflects pro forma amounts if the Communications Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 2.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 2.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class Y

	Global Communications Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None		None
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	None		None		None		None
Other expenses	0.21%		0.71%		0.21%		0.15%
Total annual operating expenses	1.11%		1.66%		1.16%		1.10%
Less: Contractual expense reimbursement	None	(3)	0.36%	(4)	0.00%	(4)	0.00%	(4)
Net annual operating expenses	1.11%	(3)	1.30%	(4)	1.16%	(4)	1.10%	(4)

(1)	Reflects pro forma amounts if the Communications Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.30%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

Example

This example is intended to help you compare the cost of investing in the Funds, in the Acquiring Fund (after the Communications Fund Reorganization) on a pro forma basis and in the Acquiring Fund (after the Communications Fund Reorganization, Financial Services Fund Reorganization and the Technology Fund Reorganization) on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Acquiring Fund after the Communications Fund Reorganization for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that each Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

Class A

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$709	$1,045	$1,403	$2,407
Global Equity Fund	$734	$1,120	$1,530	$2,670
Global Equity Fund Pro Forma(1)	$714	$1,059	$1,427	$2,458
Combined Global Equity Fund Pro Forma(2)	$712	$1,053	$1,417	$2,438

Class B

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$756	$1,088	$1,545	$2,652
Global Equity Fund	$773	$1,138	$1,630	$2,844
Global Equity Fund Pro Forma(1)	$749	$1,067	$1,511	$2,611
Combined Global Equity Fund Pro Forma(2)	$768	$1,123	$1,605	$2,750

Class C

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$340	$739	$1,265	$2,706
Global Equity Fund	$374	$841	$1,435	$3,041
Global Equity Fund Pro Forma(1)	$336	$727	$1,245	$2,666
Combined Global Equity Fund Pro Forma(2)	$341	$742	$1,270	$2,716

Class Y

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$113	$353	$612	$1,352
Global Equity Fund	$169	$523	$902	$1,965
Global Equity Fund Pro Forma(1)	$118	$368	$638	$1,409
Combined Global Equity Fund Pro Forma(2)	$112	$350	$606	$1,340

You would pay the following expenses if you did not redeem your shares:

Class A

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$709	$1,045	$1,043	$2,407
Global Equity Fund	$734	$1,120	$1,530	$2,670
Global Equity Fund Pro Forma(1)	$714	$1,059	$1,427	$2,458
Combined Global Equity Fund Pro Forma(2)	$712	$1,053	$1,417	$2,438

Class B

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$256	$788	$1,345	$2,652
Global Equity Fund	$273	$838	$1,430	$2,844
Global Equity Fund Pro Forma(1)	$249	$767	$1,311	$2,611
Combined Global Equity Fund Pro Forma(2)	$268	$823	$1,405	$2,750

Class C

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$240	$739	$1,265	$2,706
Global Equity Fund	$274	$841	$1,435	$3,041
Global Equity Fund Pro Forma(1)	$236	$727	$1,245	$2,666
Combined Global Equity Fund Pro Forma(2)	$241	$742	$1,270	$2,716

Class Y

	1 Year	3 Years	5 Years	10 Years
Communications Fund	$113	$353	$612	$1,352
Global Equity Fund	$169	$523	$902	$1,965
Global Equity Fund Pro Forma(1)	$118	$368	$638	$1,409
Combined Global Equity Fund Pro Forma(2)	$112	$350	$606	$1,340

(1)	Reflects pro forma amounts if the Communications Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization Technology Fund Reorganization are approved.

Operating Expenses: Financial Services Fund Reorganization

The current expenses of each Fund, estimated pro forma expenses after giving effect to the proposed Financial Services Fund Reorganization and estimated pro forma expenses after giving effect to the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are shown in the table below. pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed Financial Services Fund Reorganization and proposed Communications Fund and Technology Fund Reorganizations as of October 31, 2008. Pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses (as a percentage of each Fund’s average daily net assets)

Class A

	Global Financial Services Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		5.50%		5.50%		5.50%
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(3)	None	(3)	None	(3)	None	(3)
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)(4)	0.25%		0.25%		0.25%		0.25%
Other expenses	0.49%		0.72%		0.46%		0.49%
Total annual operating expenses	1.64%		1.92%		1.66%		1.69%
Less: Contractual Expense Reimbursement	0.04%	(5)	0.36%	(6)	0.01%	(6)	0.04%	(6)
Net annual operating expenses	1.60%	(5)	1.56%	(6)	1.65%	(6)	1.65%	(6)

(1)	Reflects pro forma amounts if the Financial Services Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge.

(4)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board has currently authorized Rule 12b-1 payments of only up to 0.25%.

(5)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.60%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(6)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.65%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class B

	Global Financial Services Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%		5.00%
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%		1.00%
Other expenses	0.88%		0.75%		0.67%		0.70%
Total annual operating expenses	2.78%		2.70%		2.62%		2.65%
Less: Contractual Expense Reimbursement	0.74%	(3)	0.36%	(4)	0.48%	(4)	0.54%	(4)
Net annual operating expenses	2.04%	(3)	2.34%	(4)	2.14%	(4)	2.11%	(4)

(1)	Reflects pro forma amounts if the Financial Services Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class C

	Global Financial Services Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%		1.00%
Other expenses	0.58%		0.76%		0.41%		0.43%
Total annual operating expenses	2.48%		2.71%		2.36%		2.38%
Less: Contractual Expense Reimbursement	0.13%	(3)	0.31%	(4)	0.00%	(4)	0.02%	(4)
Net annual operating expenses	2.35%	(3)	2.40%	(4)	2.36%	(4)	2.36%	(4)

(1)	Reflects pro forma amounts if the Financial Services Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 2.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 2.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class Y

	Global Financial Services Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None		None
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	None		None		None		None
Other expenses	0.27%		0.71%		0.26%		0.15%
Total annual operating expenses	1.17%		1.66%		1.21%		1.10%
Less: Contractual expense reimbursement	None	(3)	0.36%	(4)	0.00%	(4)	0.00%	(4)
Net annual operating expenses	1.17%	(3)	1.30%	(4)	1.21%	(4)	1.10%	(4)

(1)	Reflects pro forma amounts if the Financial Services Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.30%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

Example

This example is intended to help you compare the cost of investing in the Funds, in the Acquiring Fund (after the Financial Services Fund Reorganization) on a pro forma basis and in the Acquiring Fund (after the Communications Fund Reorganization, Financial Services Fund Reorganization and the Technology Fund Reorganization) on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Acquiring Fund after the Financial Services Fund Reorganization for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that each Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

Class A

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$708	$1,039	$1,393	$2,387
Global Equity Fund	$734	$1,120	$1,530	$2,670
Global Equity Fund Pro Forma(1)	$709	$1,045	$1,403	$2,407
Combined Global Equity Fund Pro Forma(2)	$712	$1,053	$1,417	$2,438

Class B

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$781	$1,162	$1,669	$2,836
Global Equity Fund	$773	$1,138	$1,630	$2,844
Global Equity Fund Pro Forma(1)	$765	$1,114	$1,590	$2,721
Combined Global Equity Fund Pro Forma(2)	$768	$1,123	$1,605	$2,750

Class C

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$351	$773	$1,321	$2,816
Global Equity Fund	$374	$841	$1,435	$3,041
Global Equity Fund Pro Forma(1)	$339	$736	$1,260	$2,696
Combined Global Equity Fund Pro Forma(2)	$341	$742	$1,270	$2,716

Class Y

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$119	$372	$644	$1,420
Global Equity Fund	$169	$523	$902	$1,965
Global Equity Fund Pro Forma(1)	$123	$384	$665	$1,466
Combined Global Equity Fund Pro Forma(2)	$112	$350	$606	$1,340

You would pay the following expenses if you did not redeem your shares:

Class A

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$708	$1,039	$1,393	$2,387
Global Equity Fund	$734	$1,120	$1,530	$2,670
Global Equity Fund Pro Forma(1)	$709	$1,045	$1,403	$2,407
Combined Global Equity Fund Pro Forma(2)	$712	$1,053	$1,417	$2,438

Class B

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$281	$862	$1,469	$2,836
Global Equity Fund	$273	$838	$1,430	$2,844
Global Equity Fund Pro Forma(1)	$265	$814	$1,390	$2,721
Combined Global Equity Fund Pro Forma(2)	$268	$823	$1,405	$2,750

Class C

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$251	$773	$1,321	$2,816
Global Equity Fund	$274	$841	$1,435	$3,041
Global Equity Fund Pro Forma(1)	$239	$736	$1,260	$2,696
Combined Global Equity Fund Pro Forma(2)	$241	$742	$1,270	$2,716

Class Y

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund	$119	$372	$644	$1,420
Global Equity Fund	$169	$523	$902	$1,965
Global Equity Fund Pro Forma(1)	$123	$384	$665	$1,466
Combined Global Equity Fund Pro Forma(2)	$112	$350	$606	$1,340

(1)	Reflects pro forma amounts if the Financial Services Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization Technology Fund Reorganization are approved.

Operating Expenses: Technology Fund Reorganization

The current expenses of each Fund, estimated pro forma expenses after giving effect to the proposed Technology Fund Reorganization and estimated pro forma expenses after giving effect to the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are shown in the table below. pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed Technology Fund Reorganization and proposed Communications Fund and Financial Services Fund Reorganizations as of October 31, 2008. pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses (as a percentage of each Fund’s average daily net assets)

Class A

	Global Technology Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		5.50%		5.50%		5.50%
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(3)	None	(3)	None	(3)	None	(3)
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)(4)	0.25%		0.25%		0.25%		0.25%
Other expenses	0.69%		0.72%		0.63%		0.49%
Total annual operating expenses	1.84%		1.92%		1.83%		1.69%
Less: Contractual Expense Reimbursement	0.44%	(5)	0.36%	(6)	0.22%	(6)	0.04%	(6)
Net annual operating expenses	1.40%	(5)	1.56%	(6)	1.61%	(6)	1.65%	(6)

(1)	Reflects pro forma amounts if the Technology Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge.

(4)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board has currently authorized Rule 12b-1 payments of only up to 0.25%.

(5)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.60%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(6)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.65%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class B

	Global Technology Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%		5.00%
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%		1.00%
Other expenses	0.88%		0.75%		0.81%		0.70%
Total annual operating expenses	2.78%		2.70%		2.76%		2.65%
Less: Contractual Expense Reimbursement	0.82%	(3)	0.30%	(4)	0.74%	(4)	0.54%	(4)
Net annual operating expenses	1.96%	(3)	2.40%	(4)	2.02%	(4)	2.11%	(4)

(1)	Reflects pro forma amounts if the Technology Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class C

	Global Technology Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%		1.00%
Other expenses	0.56%		0.76%		0.49%		0.43%
Total annual operating expenses	2.46%		2.71%		2.44%		2.38%
Less: Contractual Expense Reimbursement	0.19%	(3)	0.31%	(4)	0.11%	(4)	0.02%	(4)
Net annual operating expenses	2.27%	(3)	2.40%	(4)	2.33%	(4)	2.36%	(4)

(1)	Reflects pro forma amounts if the Technology Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 2.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 2.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class Y

	Global Technology Fund		Global Equity Fund		Global Equity Fund Pro-Forma(1)		Global Equity Fund Pro-Forma(2)
Shareholder Fees
(fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None		None
Exchange fees	None		None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.95%		0.95%		0.95%
Distribution and service (12b-1 fees)	None		None		None		None
Other expenses	0.18%		0.71%		0.18%		0.15%
Total annual operating expenses	1.08%		1.66%		1.13%		1.10%
Less: Contractual expense reimbursement	None	(3)	0.36%	(4)	0.00%	(4)	0.00%	(4)
Net annual operating expenses	1.08%	(3)	1.30%	(4)	1.13%	(4)	1.10%	(4)

(1)	Reflects pro forma amounts if the Technology Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization are approved.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.30%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

Example

This example is intended to help you compare the cost of investing in the Funds, in the Acquiring Fund (after the Technology Fund Reorganization) on a pro forma basis and in the Acquiring Fund (after the Communications Fund Reorganization, Financial Services Fund Reorganization and Technology Fund Reorganization) on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Acquiring Fund after the Technology Fund Reorganization for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that each Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

Class A

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$727	$1,097	$1,491	$2,590
Global Equity Fund	$734	$1,120	$1,530	$2,670
Global Equity Fund Pro Forma(1)	$726	$1,094	$1,486	$2,580
Combined Global Equity Fund Pro Forma(2)	$712	$1,053	$1,417	$2,438

Class B

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$781	$1,162	$1,669	$2,884
Global Equity Fund	$773	$1,138	$1,630	$2,844
Global Equity Fund Pro Forma(1)	$779	$1,156	$1,659	$2,867
Combined Global Equity Fund Pro Forma(2)	$768	$1,123	$1,605	$2,750

Class C

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$349	$767	$1,311	$2,796
Global Equity Fund	$374	$841	$1,435	$3,041
Global Equity Fund Pro Forma(1)	$347	$761	$1,301	$2,776
Combined Global Equity Fund Pro Forma(2)	$341	$742	$1,270	$2,716

Class Y

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$110	$343	$595	$1,317
Global Equity Fund	$169	$523	$902	$1,965
Global Equity Fund Pro Forma(1)	$115	$359	$622	$1,375
Combined Global Equity Fund Pro Forma(2)	$112	$350	$606	$1,340

You would pay the following expenses if you did not redeem your shares:

Class A

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$727	$1,097	$1,491	$2,590
Global Equity Fund	$734	$1,120	$1,530	$2,670
Global Equity Fund Pro Forma(1)	$726	$1,094	$1,486	$2,580
Combined Global Equity Fund Pro Forma(2)	$712	$1,053	$1,417	$2,438

Class B

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$281	$862	$1,469	$2,884
Global Equity Fund	$273	$838	$1,430	$2,844
Global Equity Fund Pro Forma(1)	$279	$856	$1,459	$2,867
Combined Global Equity Fund Pro Forma(2)	$268	$823	$1,405	$2,750

Class C

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$249	$767	$1,311	$2,796
Global Equity Fund	$274	$841	$1,435	$3,041
Global Equity Fund Pro Forma(1)	$247	$761	$1,301	$2,776
Combined Global Equity Fund Pro Forma(2)	$241	$742	$1,270	$2,716

Class Y

	1 Year	3 Years	5 Years	10 Years
Technology Fund	$110	$343	$595	$1,317
Global Equity Fund	$169	$523	$902	$1,965
Global Equity Fund Pro Forma(1)	$115	$359	$622	$1,375
Combined Global Equity Fund Pro Forma(2)	$112	$350	$606	$1,340

(1)	Reflects pro forma amounts if the Technology Fund Reorganization is approved.

(2)	Reflects the combined pro forma amounts if each of the Communications Fund Reorganization, Financial Services Fund Reorganization Technology Fund Reorganizations are approved.

MANAGEMENT AND PERFORMANCE OF THE ACQUIRING FUND

The Investment Adviser and Sub-Adviser

HIFSCO has overall responsibility for the management of the Acquiring Fund. For such services, the Acquiring Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Acquiring Fund’s average daily net asset value as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.9500%
Next $500 million	0.9000%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

For more information about HIFSCO, see “More Information Regarding the Acquiring Fund - Investment Advisory Arrangements” below.

HIFSCO has entered into a sub-advisory agreement with Wellington Management to provide investment advisory services to the Acquiring Fund (the “Agreement”). As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Pursuant to the Agreement, Wellington Management provides investment management services with respect to the assets of the Acquiring Fund, subject to the terms and conditions of the investment objective, policies and restrictions of the Acquiring Fund. For such services, Wellington Management receives monthly compensation from HIFSCO at the following annual rates (as a specified percentage of the Acquiring Fund’s average daily net assets):

Average Daily Net Assets	Annual Rate
First $250 million	0.50%
Next $250 million	0.45%
Next $500 million	0.40%
Amount Over $1 billion	0.35%

The following individuals have responsibility for the day-to-day management of the Acquiring Fund:

Mark D. Mandel, CFA, Senior Vice President and Director of Global Industry Research of Wellington Management, supervises and coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Cheryl M. Duckworth, CFA, Senior Vice President and Director of Research Portfolios of Wellington Management, coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

The Acquiring Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund.

Principal Investment Strategies

The Acquiring Fund’s sub-adviser, Wellington Management, invests at least 80% of net assets in equity securities. Currently, the Acquiring Fund is subject to a policy, due to its name “Global Equity,” regarding the amount it can invest in certain types of securities (“Name Policy”). Due to the Acquiring Fund’s name, the Name Policy requires that the Acquiring Fund invest 80% of its assets in equity securities. The Acquiring Fund is not permitted to change its Name Policy without notifying shareholders 60 days prior to the change.

The Acquiring Fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The Acquiring Fund’s diversified portfolio of equity securities is constructed by allocating the Acquiring Fund’s assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management’s team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The Acquiring Fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty- eight countries. The Acquiring Fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the Acquiring Fund has no limit on the amount of assets that may be invested in each country. Securities in which the Acquiring Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Acquiring Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Acquiring Fund may trade securities actively.

Performance of the Acquired Funds and Acquiring Fund

The bar charts and tables below indicate the risks of investing in each of the Acquired Funds. The bar charts show how the Funds’ total returns have varied from year to year, while the tables show how the Funds’ performance over time compares to that of a broad-based market index.

The annual return variability of each Fund’s Class B, C and Y shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the Fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B, C and Y shares for the periods presented in the bar chart would have been different than the annual return shown for the Fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Because the Acquiring Fund has been in operation for less than one full calendar year, no performance history has been provided.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Communications Fund–

Class A Total Returns by Calendar Year
(Excludes Sales Charges)

During the periods shown in the bar chart, the highest quarterly return 29.43% (4th quarter, 2002) and the lowest quarterly return was -25.33% (4th quarter, 2008).

Average Annual Total Returns for Periods Ending 12/31/2008
(Includes Sales Charges)

	1 Year	5 Years	Life of Fund (Since 10/31/00)
Class A Return Before Taxes	-51.71%	0.49%	-7.17%
Class A Return After Taxes on Distributions	-52.60%	-0.29%	-7.62%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-33.62%	0.19%	-5.94%
Class B Return Before Taxes	-51.66%	0.57%	-7.16%
Class C Return Before Taxes	-49.81%	0.84%	-7.22%
Class Y Return Before Taxes	-48.70%	2.07%	-6.09%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.75%
MSCI AC (All Country) World Telecommunications Services Index (reflects no deduction for fees, expenses or taxes)	-35.01%	4.99%	-3.51%

INDICES: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Telecommunication Services Index is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

Financial Services Fund–

Class A Total Returns by Calendar Year
(Excludes Sales Charges)

During the periods shown in the bar chart, the highest quarterly return 17.12% (2nd quarter, 2003) and the lowest quarterly return was -24.84% (4th quarter, 2008).

Average Annual Total Returns for Periods Ending 12/31/2008
(Includes Sales Charges)

	1 Year	5 Years	Life of Fund (Since 10/31/00)
Class A Return Before Taxes	-46.01%	-6.29%	-3.43%
Class A Return After Taxes on Distributions	-46.70%	-7.35%	-4.14%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-29.94%	-5.16%	-2.82%
Class B Return Before Taxes	-45.75%	-6.08	-3.38%
Class C Return Before Taxes	-43.78%	-5.91%	-3.46%
Class Y Return Before Taxes	-42.52%	-4.80%	-2.32%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.75%
MSCI Finance ex Real Estate Index (reflects no deduction for fees, expenses or taxes)	-54.35%	-7.66%	-4.65%

INDICES: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

Technology Fund–

Class A Total Returns by Calendar Year
(Excludes Sales Charges)

During the periods shown in the bar chart, the highest quarterly return 40.52%% (4th quarter, 2001) and the lowest quarterly return was -38.41% (3rd quarter, 2001).

Average Annual Total Returns for Periods Ending 12/31/2008
(Includes Sales Charges)

	1 Year	5 Years	Life of Fund (Since 05/01/00)
Class A Return Before Taxes	-50.76%	-7.46%	-12.16%
Class A Return After Taxes on Distributions	-50.76%	-7.47%	-12.22%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-32.99%	-6.19%	-9.39%
Class B Return Before Taxes	-50.84%	-7.40%	-12.15%
Class C Return Before Taxes	-48.84%	-7.18%	-12.29%
Class Y Return Before Taxes	-47.81%	-6.09%	-11.27
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-43.33%	-5.38%	-13.18	%(1)
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65	%(1)

(1)	Return is from 4/30/2000–12/31/2008

INDICES: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The S&P North American Technology Sector Index (formerly known as the S&P GSTI Index) is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Plans

The Reorganization Plans provide for the transfer of all of the assets and liabilities of each of the Acquired Funds to the Acquiring Fund solely in exchange for corresponding Class A, Class B, Class C or Class Y shares of the Acquiring Fund. The Acquired Funds will distribute the shares of the Acquiring Funds received in the exchange to their shareholders, and then the Acquired Funds will be liquidated. None of the Reorganization Plans proposed in this Proxy Statement are contingent upon the approval of any other Reorganization Plan described herein.

After the Reorganizations, each shareholder of the Acquired Funds will own shares in the Acquiring Fund having an aggregate value equal to the aggregate value of shares of the Acquired Funds held by that shareholder as of the close of business on the business day preceding the Closing.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the shareholders of the Acquired Funds and transferring to those shareholders’ accounts the same class shares representing such shareholders’ interests previously credited to the accounts of the Acquired Funds. No sales charges or fees of any kind will be charged to the shareholders of the Acquired Funds in connection with their receipt of shares of the Acquiring Fund in the Reorganizations.

Until the Closing, shareholders of the Acquired Funds will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests for the redemption of Acquiring Fund shares received by the shareholder in the Reorganizations.

The obligations of the Funds under the Reorganization Plans are subject to various conditions, including approval of the shareholders of the Acquired Funds. The Reorganization Plans also require that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plans. The Reorganization Plans may be amended or terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganizations, see the Form of Agreement and Plan of Reorganization at APPENDIX A, which qualifies in its entirety the foregoing summary of the Reorganization Plans.

Tax Considerations

The Reorganizations are expected to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Code. It is intended that, as a result of each Reorganization: (i) Acquired Fund shareholders will not recognize a taxable gain or loss on the exchange of their Acquired Fund shares for shares of the Acquiring Fund; (ii) Acquired Fund shareholders will have the same aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganization as in their Acquired Fund shares; and (iii) assuming that Acquired Fund shares are held as a capital asset on the date of the Closing, the holding period for Acquiring Fund shares will include the period for which such shareholder held its Acquired Fund shares. As a condition to the Closing, the Funds will request an opinion from the law firm of Dechert LLP to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

In addition, the Acquiring Fund’s ability to use the capital loss carryovers (if any) of the Acquired Funds to offset gains of the Acquiring Fund in a given year after the Reorganizations may be limited by loss limitation rules under Federal tax law. If capital loss carryovers of an Acquired Fund are limited by those rules, it is possible that the limitations could result in a portion of the Acquired Fund’s capital loss carryovers eventually expiring unutilized. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, the Acquired Funds and the Acquiring Fund at the time of the Reorganizations and thus cannot be calculated precisely at this time.

Expenses of the Reorganizations

HIFSCO will bear all of the expenses relating to the Reorganizations, except brokerage fees and any brokerage expenses. The costs of the Reorganizations include, but are not limited to, costs associated with preparation of the Acquiring Fund’s registration statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Funds’ proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Board Considerations

The proposed Reorganizations were presented to the Board for consideration and approval at a meeting held on February 4, 2009. For the reasons discussed below, the Directors, including all of the Directors who are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”), of the Company determined that the interests of the shareholders of the respective Funds would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations were in the best interests of each of the Funds and its shareholders.

The Board, in recommending approval of the Reorganization Plans, considered a number of factors, including the following:

•	Each Acquired Fund has an investment objective and share class structure that is similar in many respects to the investment objective and share class structure of the Acquiring Fund.

•

The Acquired Funds and the Acquiring Fund have the same investment adviser, HIFSCO, which will continue to oversee the investment program of the Acquiring Fund and the performance of Wellington Management, the Acquired Funds’ and the Acquiring Fund’s sub-adviser, after consummation of the Reorganizations.

•

The Acquiring Fund is more diversified than the Acquired Funds, each of which primarily invest in the securities of companies located within particular industry sectors. This makes an investment in the Acquiring Fund less subject to the risk of concentration in one sector.

•

The Reorganizations would address low asset levels in the Acquired Funds. At current asset levels, it is anticipated that the assets of the Acquiring Fund following completion of the Reorganizations will not reach the Acquiring Fund’s initial management fee breakpoint of $500 million, and, therefore, shareholders of the Acquired Funds will be subject to a higher management fee post-Reorganizations. However, HIFSCO anticipates that shareholders of all classes of the Communications Fund and Financial Services Fund, as well as Class Y shareholders of the Technology Fund, will benefit from lower overall expenses post-Reorganizations. Class A, B, and C shareholders of the Technology Fund will likely be subject to higher overall expenses following completion of the Reorganizations. Although overall expenses may be higher for certain shareholders of the Acquired Funds, the Acquiring Fund will offer these shareholders greater opportunities to realize economies of scale and broader diversification, as noted above.

•

The share purchase and redemption provisions for each Acquired Fund and the Acquiring Fund are the same. For additional information on purchase and redemption provisions, see “More Information Regarding the Acquiring Fund.”

•

The Acquired Funds and the Acquiring Fund anticipate that each Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Code. As such, shareholders of the Acquired Funds and the Acquiring Fund will not recognize gain or loss as a result of the Reorganizations. See “Information About the Reorganizations - Tax Considerations.”

The Board Recommends that Shareholders of the Acquired Funds Approve the Reorganization Plan.

Board Considerations Regarding the Approval of the Acquiring Fund’s Investment Management and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of the investment management and sub-advisory agreements of the Acquiring Fund is available in the Company’s Annual Report filed for the fiscal year ended October 31, 2008.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Fund is a series of the Company. The Company is a Maryland corporation registered as an open-end management investment company. The Company is governed by the Board, which currently consists of ten (10) trustees, seven (7) of whom are not “interested persons” (as defined in the 1940 Act).

Dividends and Other Distributions

Each Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the Funds are declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a Fund are automatically reinvested in additional full or fractional shares of that Fund.

Disclosure of Fund Holdings

The Funds will disclose their complete calendar month-end portfolio holdings on the Funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The Funds also will disclose on the Funds’ website no earlier than 15 days after the end of each month each Fund’s largest ten holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each Fund and on a PRO FORMA basis, each as of October 31, 2008, after giving effect to each Reorganization individually and all Reorganizations.

	Net Assets (Thousands)	Net Asset Value Per Share	Shares Outstanding (Thousands)
The Hartford Global Equity Fund—Acquiring Fund—Class A	$12,746	$6.55	1,947
The Hartford Global Equity Fund—Acquiring Fund—Class B	$223	$6.51	34
The Hartford Global Equity Fund—Acquiring Fund—Class C	$225	$6.51	35
The Hartford Global Equity Fund—Acquiring Fund—Class Y	$197	$6.56	30
The Hartford Global Communications Fund—Acquired Fund—Class A	$14,567	$5.39	2,703
The Hartford Global Communications Fund—Acquired Fund—Class B	$2,920	$5.16	566
The Hartford Global Communications Fund—Acquired Fund—Class C	$4,274	$5.15	829
The Hartford Global Communications Fund—Acquired Fund—Class Y	$459	$5.52	83

	Net Assets (Thousands)	Net Asset Value Per Share	Shares Outstanding (Thousands)
The Hartford Global Financial Services Fund—Acquired Fund—Class A	$16,849	$6.87	2,451
The Hartford Global Financial Services Fund—Acquired Fund—Class B	$2,662	$6.74	395
The Hartford Global Financial Services Fund—Acquired Fund—Class C	$4,267	$6.69	638
The Hartford Global Financial Services Fund—Acquired Fund—Class Y	$1,340	$6.99	192
The Hartford Global Technology Fund—Acquired Fund—Class A	$21,246	$3.84	5,529
The Hartford Global Technology Fund—Acquired Fund—Class B	$5,603	$3.62	1,548
The Hartford Global Technology Fund—Acquired Fund—Class C	$7,537	$3.59	2,098
The Hartford Global Technology Fund—Acquired Fund—Class Y	$995	$3.97	251
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Communications Fund—Class A(1)	$27,313	$6.55	4,170
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Communications Fund—Class B(1)	$3,143	$6.51	483
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Communications Fund—Class C(1)	$4,499	$6.51	691
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Communications Fund—Class Y(1)	$656	$6.56	100
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Financial Services Fund—Class A(2)	$29,595	$6.55	4,518
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Financial Services Fund—Class B(2)	$2,885	$6.51	443
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Financial Services Fund—Class C(2)	$4,492	$6.51	690
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Financial Services Fund—Class Y(2)	$1,537	$6.56	234
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Technology Fund—Class A(3)	$33,992	$6.55	5,190
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Technology Fund—Class B(3)	$5,826	$6.51	895
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Technology Fund—Class C(3)	$7,762	$6.51	1,192
The Hartford Global Equity Fund—Pro Forma—Acquiring Fund Including Hartford Global Technology Fund—Class Y(3)	$1,192	$6.56	182

	Net Assets (Thousands)	Net Asset Value Per Share	Shares Outstanding (Thousands)
Combined Global Equity Fund—Acquiring Fund Including Hartford Global Communications Fund, Hartford Global Financial Services Fund and Hartford Global Technology Fund—Class A(4)	$65,408	$6.55	9,986
Combined The Hartford Global Equity Fund—Acquiring Fund Including The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund—Class B(4)	$11,408	$6.51	1,752
Combined The Hartford Global Equity Fund—Acquiring Fund Including The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund—Class C(4)	$16,303	$6.51	2,504
Combined The Hartford Global Equity Fund—Acquiring Fund Including The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund—Class Y(4)	$2,991	$6.56	456

(1)	Reflects pro forma amounts if the Communications Fund Reorganization is approved.

(2)	Reflects pro forma amounts if the Financial Services Fund Reorganization is approved.

(3)	Reflects pro forma amounts if the Technology Fund Reorganization is approved.

(4)	Reflects pro forma amounts if the Communications Fund, Financial Services Fund and Technology Fund Reorganizations are approved.

GENERAL INFORMATION

Investment Adviser, Administrator, Transfer Agent, and Principal Underwriter

HIFSCO, the Funds’ investment adviser and principal underwriter, is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. Hartford Administrative Services Company (“HASCO”), the Acquired and Acquiring Funds’ transfer and dividend disbursing agent, is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO and HASCO are affiliates of The Hartford, a Connecticut corporation.

Other Business

The Board of the Company does not know of any matters to be presented at the Special Meeting other than those set forth in this Proxy Statement. If other business should properly come before the Special Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

Shareholder Reports

Shareholders can find important information about the Funds in the annual report dated October 31, 2008, which has been previously mailed to shareholders. You may obtain copies of this report without charge by writing to the Funds at The Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387, by calling the Funds at 1-888-843-7824, or by logging on to www.hartfordinvestor.com.

Proxy Solicitation

The principal solicitation of proxies will be by the mailing of this Proxy Statement beginning on or about May 26, 2009, but proxies may also be solicited from a representative of The Hartford or from our proxy solicitor, Broadridge. The estimated cost of retaining Broadridge is approximately $45,500. If we have not received your vote as the date of the Special Meeting approaches, you may receive a call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

In all cases where a telephonic proxy or voting instructions are solicited by Broadridge, the Broadridge representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information previously provided to Broadridge, then the Broadridge representative will explain the proxy voting process, read the Reorganization Plan listed on the proxy card, and ask for the shareholder’s instructions regarding each Reorganization Plan in which the shareholder is eligible to vote. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. The Broadridge representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call the Broadridge representative immediately if his or her instructions are not correctly reflected in the confirmation.

The cost of the Special Meeting, including the preparation and mailing of the notice, Proxy Statement and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by HIFSCO.

Vote Required

Approval of each of the Reorganization Plans requires the affirmative vote of a “majority of the outstanding voting securities” of each Acquired Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of the Acquired Fund’s outstanding shares. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote on a Reorganization.

Shareholder Proposals

As a general matter, the Company does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to the secretary of the Company, P.O. Box 64387, St. Paul, Minnesota 55164-0387.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Beneficial Owners

As of May 1, 2009, all directors and officers as a group owned less than 1% of the outstanding shares of each class of the Funds’ shares. As of April 30, 2009, to the knowledge of the Company, no person owned beneficially more than 5% of the outstanding shares of any class of shares of the Funds, except as listed in Appendix C.

As of May 1, 2009, none of the Independent Directors (or their immediate family members) had share ownership in securities of the Company’s investment adviser or principal underwriter or in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter (not including registered investment companies).

Information About the Funds

The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and file reports and other information with the SEC. Proxy materials, reports, and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC. Information on the operation of the SEC’s Public Reference Facilities may be obtained by calling 1-202-942-8090. The SEC maintains an Internet web site (at http://www.sec.gov) which contains other information about the Funds.

To ensure the presence of a quorum at the meeting, we request prompt execution and return of the enclosed proxy. A self-addressed, postage-paid envelope is enclosed for your convenience.

By Order of the Board of Directors of each of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.,

Edward P. Macdonald Secretary

May 15, 2009
P.O. Box 64387
St. Paul, Minnesota 55164-0387

MORE INFORMATION REGARDING THE FUNDS

The following information applies to the Acquired Funds and the Acquiring Fund.

Investment Advisory Arrangements

The assets of the Funds are managed by HIFSCO, which selects sub-advisers, which in turn employ portfolio manager(s) in connection with their management of the Funds. All such advisers to the Funds are supervised by the Board. You can find additional information about the Company’s Directors and officers in the Company’s Statement of Additional Information dated March 1, 2009, as supplemented. HIFSCO hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser, including Wellington Management. The investment adviser also monitors the sub-advisers’ buying and selling of securities and administration of the Funds. For these services, Wellington Management is paid an advisory fee. This fee is calculated on the average daily net assets of each Fund, and is paid at the rates previously shown in this Proxy Statement.

HIFSCO is an indirect wholly-owned subsidiary of The Hartford, a Connecticut financial services company.

HIFSCO and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the subsection titled “Payments to Financial Intermediaries and Other Entities” in this section of this Proxy Statement.

The Company relies on an exemptive order from the SEC under which it uses a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Company’s Board, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint new sub-advisers, not affiliated with HIFSCO, with the approval of the Board and without obtaining approval from those shareholders that participate in the applicable Fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

Distribution Arrangements

HIFSCO serves as the principal underwriter for each Fund pursuant to Underwriting Agreements initially approved by the Board of the Company. HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each Fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

Distribution Plans

The Company, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B and Class C shares of each Fund pursuant to appropriate resolutions of the Company’s Board in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan

Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares. However, the Company’s Board has currently authorized Rule 12b-1 payments of only up to 0.25% of each Fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan

Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first- year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan

Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first- year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

General

Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of the Company, including at least a majority of directors who are not interested persons of the Funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the Board who are not interested persons of the Funds. A Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments

HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the Funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The Funds’ SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as the Funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries

HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the Funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the Funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the Funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the Funds’ shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the Funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of the Funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including Funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds;

•	“Marketing support fees” for providing assistance in promoting the sale of the Fund shares;

•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•	Provision of educational programs, including information and related support materials;

•	Hardware and software; and

•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries

HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Funds attributable to a particular Servicing Intermediary. For the calendar year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab

Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

Transaction Policies

Execution of Requests

Each Fund is open on those days when the New York Stock Exchange (the “Exchange”) is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests in “Good Order”

All purchase and redemption requests must be received by the Funds in “good order.” This means that your request must include:

–	Name, date of birth, residential address, and social security number.

–	The Fund name, share class and account number.

–	The amount of the transaction (in dollars or shares).

–	Signatures of all owners exactly as registered on the account (for mail requests).

–	Medallion signature guarantees (if required).

–	Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

You may exchange shares of one Fund for shares of the same class of any other Fund if such share class is available. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The Funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

Valuation of Shares

The net asset value per share (NAV) is determined for each Fund and each class as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

The Funds generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Board. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by the Board, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the portfolio securities of a Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that Fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Board. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the Company’s Statement of Additional Information dated March 1, 2009, as supplemented.

TAXES

Taxability of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from a Fund.

Additional Information

A Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a Fund.

A Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (“ITIN”). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status. Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Distributions from a Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

Frequent Purchases and Redemptions of Fund Shares

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares by a Fund’s shareholder can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading (i) can force a Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the Funds.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the Funds to permit only two “substantive round trips” by an investor within any single Fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same Fund and a redemption of or an exchange out of the same Fund in a dollar amount that the Fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the Fund. When an additional transaction request for the Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the Funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the Funds. Automatic programs offered by the Funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The Funds’ policies for deterring frequent purchases and redemptions of Fund shares by a Fund shareholder are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Funds) for limiting exchange activity in a manner that serves the purposes of the Funds’ policy as determined by the Frequent Trading Review Committee (comprised of the Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the Funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the Funds will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Fund if the Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Fund shares. For additional information concerning the Funds’ fair value procedures, please refer to “Valuation of Shares.”

Investment Policy Changes

Hartford Global Equity Fund, the Acquiring Fund, has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Acquiring Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. This requirement is applied at the time the Acquiring Fund invests its assets. If, subsequent to an investment by the Acquiring Fund, this requirement is no longer met, the Acquiring Fund’s future investments will be made in a manner that will bring the Acquiring Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. Shareholders will be given written notice at least 60 days prior to any change by the Acquiring Fund of its 80% investment policy covered by Rule 35d-1.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the Funds may be changed by the Company’s Board without shareholder approval. To the extent authorized by law, the Company and each of the Funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

FINANCIAL HIGHLIGHTS FOR THE ACQUIRING FUND

The financial highlights table for the Acquiring Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period from February 29, 2008 (commencement of operations) through October 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Company’s 2008 Annual Report which is available upon request.

	—Selected Per-Share Data (a)—						—Ratios and Supplemental Data—
	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Equity Fund
From (commencement of operations) February 29, 2008, through October 31, 2008
Class A	$10.00	$0.05	$(3.50)	$(3.45)	$(3.45)	$6.55	(34.50)%(f)	$12,746	1.92%(e)	1.56%(e)	1.56%(e)	0.78%(e)	56%
Class B	10.00	—	(3.49)	(3.49)	(3.49)	6.51	(34.90)(f)	223	2.70(e)	2.34(e)	2.34(e)	0.03(e)	—
Class C	10.00	—	(3.49)	(3.49)	(3.49)	6.51	(34.90)(f)	225	2.71(e)	2.34(e)	2.34(e)	0.02(e)	—
Class Y	10.00	0.07	(3.51)	(3.44)	(3.44)	6.56	(34.40)(f)	197	1.66(e)	1.30(e)	1.30(e)	1.70(e)	—

(a)	Information presented relates to a share of capital share outstanding throughout the indicated period.

(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Ratios do not include fees paid indirectly. Had the fees paid indirectly been included the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008
Global Equity Fund
Class A Shares	1.56	%(*)
Class B Shares	2.33	%(*)
Class C Shares	2.34	%(*)
Class Y Shares	1.30%

(*) From February 29, 2008 (commencement of operations), through October 31, 2008.

(e)	Annualized.

(f)	Not annualized.

INDEX OF APPENDICES

Appendix A:	Form of Agreement and Plan of Reorganization	A-1
Appendix B:	Explanation of Strategies and Risks	B-1
Appendix C:	Beneficial Owners	C-1

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ______ day of __________, 2009, by Hartford Mutual Funds, Inc., a Maryland corporation (“Company”), with its principal place of business at 200 Hopmeadow Street, Simsbury, Connecticut 06089, on behalf of The Hartford Global Equity Fund (“Acquiring Fund”) and [The Hartford Global Communications Fund/The Hartford Global Financial Services Fund/The Hartford Global Technology Fund] (“Acquired Fund”), each a separate series of the Company.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”). The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the class of outstanding shares of common stock of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of the Company, a registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Directors of the Company have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares, the assumption of all Acquired Fund liabilities and the liquidation of the Acquired Fund

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2 herein, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class Y Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to the corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1 herein, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2 herein; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3 herein. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 herein (“Closing Date”).

1.2. The property and assets of the Company attributable to the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3. The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately following the actions contemplated by paragraph 1.1 herein, the Company shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Company, on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund’s shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph 3.1 herein (“Acquired Fund Shareholders”), on a pro rata basis within the class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 herein, and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of Acquired Fund shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Class Y Acquiring Fund Shares to be so credited to the Class A, Class B, Class C and Class Y Acquired Fund Shareholders, respectively, shall, with respect to the class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund, although shares certificates representing interests in Class A, Class B, Class C and Class Y Acquired Fund Shares will thereafter represent interests in the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class Y Acquiring Fund Shares in connection with the Reorganization.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3 herein.

1.6. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. Valuation

2.1. The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund and valuation procedures established by the Company’s Board of Directors.

2.2. The net asset value of each Acquiring Fund Share shall be the net asset value per share computed with respect to the corresponding class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, and valuation procedures established by the Company’s Board of Directors.

2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the Acquired Fund Shares determined using the same valuation procedures referred to in paragraph 2.1 herein, by the net asset value of the corresponding class of Acquiring Fund Shares, determined in accordance with paragraph 2.2 herein.

2.4. All computations of value shall be made by Hartford Life Insurance Company, in its capacity as Fund Accountant for the Company, and shall be subject to confirmation by the Company’s Treasurer.

3. Closing and Closing Date

3.1. The Closing Date shall be ____________, 2009, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company.

3.2. The Company shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (“Custodian”), to deliver to the Company at the Closing a certificate of an authorized officer of the Custodian stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, as the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3. The Company shall direct Hartford Administrative Services Company, in its capacity as transfer agent for the Company (“Transfer Agent”), to deliver to the Company at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Secretary of the Company shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 herein prior to the actions contemplated by paragraph 1.4 herein and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4 herein. At the Closing the Company shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect the Reorganization.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. Representations and Warranties

4.1. Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation, as amended from time to time (“Charter”), to own all of its Assets and to carry on its business as it is now being conducted;

(b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class C and Class Y Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Valuation Date, the Company, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Company, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Company’s knowledge, threatened against the Company, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2008 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

(j) Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund’s investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of the Company, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 herein. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

(n) The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Company, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.5 herein (and any amendment and supplement thereto), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation, as amended from time to time (“Charter”) to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C and Class Y Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2008 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

(h) Since October 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund’s investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(i) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Company no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code;

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(l) The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(n) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(o) The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.5 herein (and any amendment or supplement thereto), insofar as it relates to the

Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5. Covenants of the Acquiring Fund and the Acquired Fund

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. The Company, on behalf of the Acquired Fund, will prepare and file a Proxy Statement (referred to in paragraph 4.1(p) herein) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.6. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7. The Company, on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of the Company, on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of the Company, on behalf of the Acquiring Fund, of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by the Company’s President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3. The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

7. Conditions Precedent to Obligations of the Acquiring Fund

The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Company, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Company shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Company;

7.3. The Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of the Company, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4. The Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the Company may, at its option, refuse to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company’s Charter and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the

Acquiring Fund. Notwithstanding anything herein to the contrary, the Company may not waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Company’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The Company shall have requested the opinion of counsel to the Company addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Company of representations it shall request of the Company. Notwithstanding anything herein to the contrary, the Company may not consummate such transactions contemplated by the Agreement if this condition is not satisfied.

9. Indemnification

9.1. The Company, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

9.2. The Company, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10. Brokerage Fees and Expenses

10.1. The Company, on behalf of the Acquiring Fund and on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. The expenses relating to the proposed Reorganization will be borne solely by Hartford Investment Financial Services, LLC. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11. Entire Agreement; Survival of Warranties

11.1. The Company has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to the Reorganization.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in paragraphs 9.1 and 9.2 shall survive the Closing.

12. Termination

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Company’s Board of Directors, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13. Amendments

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Company pursuant to paragraph 5.2 herein, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. Headings; Governing Law; Assignment; Limitation of Liability

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

HARTFORD MUTUAL FUNDS, INC., on behalf of its series, THE HARTFORD GLOBAL EQUITY FUND
By:
Name:
Title:

HARTFORD MUTUAL FUNDS, INC., on behalf of its series, [THE HARTFORD GLOBAL COMMUNICATIONS FUND/ THE HARTFORD GLOBAL FINANCIAL SERVICES FUND/ THE HARTFORD GLOBAL TECHNOLOGY FUND]
By:
Name:
Title:

With respect to Paragraph 10.2 of this Agreement, Accepted and Acknowledged by: HARTFORD INVESTMENT FINANCIAL SERVICES, LLC
By:
Name:
Title:

APPENDIX B: EXPLANATION OF STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each Fund’s performance. There is no assurance that a Fund will achieve its investment goal (investment objective), and investors should not consider any one Fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Fund.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Options, Futures, and Other Derivatives

The Funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a Fund could lose money.

•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a Fund’s manager expected, which could result in losses to a Fund or increase volatility in a Fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including

–	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

–	foreign governments and agencies or instrumentalities of foreign governments

–	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates

•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•	decreased liquidity

•	substantially less volume on foreign stock markets and other securities markets

•	higher commissions and dealer mark-ups

•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•	less uniform accounting, auditing and financial reporting standards

•	less publicly available information about a foreign issuer or borrower

•	less government regulation

•	unfavorable foreign tax laws

•	political or social instability or diplomatic developments in a foreign country

•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity

•	increased price volatility

•	smaller market capitalizations

•	less government regulation

•	less extensive and less frequent accounting, financial and other reporting requirements

•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects

•	lower degree of liquidity in the markets for such stocks

•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•	limited product lines, markets or financial resources

•	dependence on a few key management personnel

•	increased susceptibility to losses and bankruptcy

•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a Fund may not

•	acquire more than 3% of the voting shares of any other investment company,

•	invest more than 5% of a Fund’s total assets in securities of any one investment company, and

•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•	price fluctuation, resulting in a loss to the Fund

•	the risk that an ETF may trade at a discount to its NAV

•	the risk that an active market for an ETF’s shares may not develop or be maintained

•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest.

Illiquid Securities

•

In General. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a Fund’s portfolio become illiquid, a Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Fund’s NAV. For more information on fair valuation, please see “Valuation of Shares.”

Use of Cash or Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, a Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

APPENDIX C: BENEFICIAL OWNERS

The name, address, and share ownership of persons who owned of record or beneficially 5% or more of the outstanding shares of either party to any of the Reorganizations as of April 30, 2009 are set forth below:

The Hartford Global Communications Fund

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class A	Edward D Jones & Co ATTN: Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland Hts MO 63043-3009	364,676.0600	15.50%
Class A	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	229,068.3470	9.74%
Class A	MLPF&S for the Sole Benefit of its Customers ATTN Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	129,819.8380	5.52%
Class B	MLPF&S for the Sole Benefit of its Customers ATTN Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	96,110.6870	19.31%
Class B	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	47,793.9750	9.60%
Class B	Edward D Jones & Co ATTN: Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland HTS MO 63043-3009	28,581.2720	5.74%
Class C	MLPF&S for the Sole Benefit of its Customers ATTN Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	163,807.2160	25.19%
Class C	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	46,740.7990	7.19%
Class Y	Wellington Trust Co FBO Wellington Ret & Pension Plan 75 State St Boston MA 02109-1827	82,193.7730	99.31%

The Hartford Global Financial Services Fund

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class A	Edward D Jones & Co ATTN: Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland HTS MO 63043-3009	667,400.0690	36.81%
Class A	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	140,829.9680	7.77%
Class B	Edward D Jones & Co ATTN: Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland HTS MO 63043-3009	43,668.6160	12.94%
Class B	Pershing LLC Pershing Plaza PO BOX 2052 Jersey City NJ 07303-2052	37,405.0250	11.09%
Class C	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	57,786.4260	10.64%
Class Y	Wellington Trust Co FBO Wellington Ret & Pension Plan 75 State St Boston MA 02109-1827	235,847.2250	100.00%

The Hartford Global Technology Fund

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class A	Edward D Jones & Co ATTN: Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland HTS MO 63043-3009	1,205,471.4590	23.54%
Class A	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	385,121.5880	7.52%
Class B	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	135,600.2380	10.88%
Class B	Edward D Jones & Co ATTN: Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland HTS MO 63043-3009	96,270.1450	7.72%
Class C	CITIGROUP Global Markets, Inc. ATTN: Peter Booth 7th Floor W 34th St New York NY 10001-2402	240,193.4750	12.34%
Class C	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	106,072.0690	5.45%
Class C	MLPF&S for the Sole Benefit of its Customers ATTN Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	104,394.8720	5.36%
Class Y	Wellington Trust Co FBO Wellington Ret & Pension Plan 75 State St Boston MA 02109-1827	335,290.5850	100.00%

The Hartford Global Equity Fund

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class A	Hartford Life Insurance Company ATTN: Mark Strogoff PO Box 2999 Hartford CT 06104-2999	1,809,930.2680	89.19%
Class B	Hartford Life Insurance Company ATTN: Mark Strogoff PO Box 2999 Hartford CT 06104-2999	30,114.6540	87.94%
Class C	Hartford Life Insurance Company ATTN: Mark Strogoff PO Box 2999 Hartford CT 06104-2999	30,118.714	67.75%
Class C	LPL Financial Services 9785 Towne Centre Dr San Diego CA 92121-1968	3,417.5570	7.69%
Class Y	Hartford Life Insurance Company ATTN: Mark Strogoff PO Box 2999 Hartford CT 06104-2999	30,429.0300	100.00%

PART B

The Hartford Mutual Funds, Inc.
P.O. Box 64387
St. Paul, Minnesota 55164-0387

Statement of Additional Information

May 15, 2009

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
The Hartford Global Communications Fund	The Hartford Global Equity Fund
The Hartford Global Financial Services Fund	The Hartford Global Equity Fund
The Hartford Global Technology Fund	The Hartford Global Equity Fund

This Statement of Additional Information is available to the shareholders of The Hartford Global Communications Fund (the “Communications Fund”), The Hartford Global Financial Services Fund (the “Financial Services Fund”) and The Hartford Global Technology Fund (the “Technology Fund”, and together with the Communications Fund and the Financial Services Fund, the “Acquired Funds”) in connection with three proposed transactions whereby all of the assets and liabilities of each of the Acquired Funds will be transferred to The Hartford Global Equity Fund in exchange for shares of The Hartford Global Equity Fund (the “Acquiring Fund”).

This Statement of Additional Information of the Acquiring Fund consists of this cover page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for The Hartford Mutual Funds, Inc. (the “Company”) dated March 1, 2009 (File Nos. 333-02381/811-07589); and

2.	The Financial Statements of the Acquired Funds and the Acquiring Fund as included in the Company’s Annual Report filed for the year ended October 31, 2008 (File No. 811-07589).

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 1, 2009 relating to the transaction may be obtained, without charge, by writing to The Hartford Mutual Funds, Inc., P.O. Box 64387, St. Paul, MN 55164-0387 or calling 1-888-843-7824. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Shown below are financial statements for the Acquired Funds and the Acquiring Fund, as well as the Pro Forma Financial Statements for the combined The Hartford Global Equity Fund (the “Combined Fund”), assuming the Reorganizations are consummated, as of October 31, 2008. The first table presents Statements of Assets and Liabilities for each Fund and estimated Pro Forma figures for the Combined Fund. The second table presents the Schedule of Investments for each Fund and estimated Pro Forma figures for the Combined Fund. The third table presents Statements of Operations for each Fund and estimated Pro Forma figures for the Combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

Part B-1

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2008
The Hartford Global Equity Fund (Acquiring)
The Hartford Global Communications Fund (Target)
The Hartford Global Financial Services Fund (Target)
The Hartford Global Technology Fund (Target)
(Unaudited)
(000’s omitted)

	The Hartford Global Equity Fund		The Hartford Global Communications Fund	The Hartford Global Financial Services Fund	The Hartford Global Technology Fund	Proforma Adjustments	Proforma Combined
Assets:
Investments in securities, at value @	$14,098		$22,060	$25,137	$34,707	$—	$96,002
Cash	6	(A)	23	—	—	—	29	(A)
Foreign currency on deposit with custodian #	9		—	—	44	—	53
Unrealized appreciation in forward foreign currency contracts	6		13	—	—	—	19
Receivables:
Investment securities sold	94		975	83	1,223	—	2,375
Fund shares sold	1		22	73	23	—	119
Dividends and interest	26		100	11	21	—	158
Other assets	67		21	26	51	—	165

Total assets	14,307		23,214	25,330	36,069	—	98,920

Liabilities:
Unrealized depreciation on forward foreign currency contracts	3		3	—	—	—	6
Bank Overdraft—U.S. Dollars	—		—	71	—	—	71
Payables:
Investment securities purchased	113		906	—	580	—	1,599
Fund shares redeemed	—		57	117	65	—	239
Investment advisory and management fees	2		3	3	4	—	12
Distribution fees	1		1	1	3	—	6
Accrued expenses	10		24	20	36	—	90

Total liabilities	129		994	212	688	—	2,023

Net assets	$14,178		$22,220	$25,118	$35,381	$—	$96,897

Summary of Net Assets:
Capital stock and paid-in-capital, par value $.001 per share	$21,612		$34,244	$40,752	$97,603	$—	$194,211
Accumulated undistributed (distribution in excess of) net investment income (loss)	119		936	589	—	—	1,644
Accumulated net realized gain (loss) on investments and foreign currency transations	(1,304)		(3,024)	(6,449)	(46,954)	—	(57,731)
Unrealized appreciation (depreciation) of investments and the translations of assets and liabilities denominated in foreign currency	(6,249)		(9,936)	(9,774)	(15,268)	—	(41,227)

Net assets	$14,178		$22,220	$25,118	$35,381	$—	$96,897

Part B-2

	The Hartford Global Equity Fund	The Hartford Global Communications Fund	The Hartford Global Financial Services Fund	The Hartford Global Technology Fund	Proforma Adjustments		Proforma Combined
Shares authorized	850,000	300,000	300,000	300,000			850,000

Par value	$0.001	$0.001	$0.001	$0.001			$0.001

Class A: Net asset value per share	$6.55	$5.39	$6.87	$3.84			$6.55
Shares outstanding	1,947	2,703	2,451	5,529	(2,643	)(B)	9,987

Net assets	$12,746	$14,567	$16,849	$21,246	$—		$65,408

Class B: Net asset value per share	$6.51	$5.16	$6.74	$3.62			$6.51
Shares outstanding	34	566	395	1,548	(791	)(B)	1,752

Net assets	$223	$2,920	$2,662	$5,603	$—		$11,408

Class C: Net asset value per share	$6.51	$5.15	$6.69	$3.59			$6.51
Shares outstanding	35	829	638	2,098	(1,095	)(B)	2,505

Net assets	$225	$4,274	$4,267	$7,537	$—		$16,303

Class I: Net asset value per share	$6.56	—	—	—	—		$6.56
Shares outstanding	30	—	—	—	—		30

Net assets	$199	$—	$—	$—	$—		$199

Class R3: Net asset value per share	$6.53	—	—	—	—		$6.53
Shares outstanding	30	—	—	—	—		30

Net assets	$196	$—	$—	$—	$—		$196

Class R4: Net asset value per share	$6.54	—	—	—	—		$6.54
Shares outstanding	30	—	—	—	—		30

Net assets	$196	$—	$—	$—	$—		$196

Class R5: Net asset value per share	$6.55	—	—	—	—		$6.55
Shares outstanding	30	—	—	—	—		30

Net assets	$196	$—	$—	$—	$—		$196

Class Y: Net asset value per share	$6.56	$5.52	$6.99	$3.97			$6.56
Shares outstanding	30	83	192	251	(100	)(B)	456

Net assets	$197	$459	$1,340	$995	$—		$2,991

@ Cost of securities	$20,353	$31,987	$34,911	$49,975	$—		$137,226

# Cost of foreign currency on deposit with custodian	$9	$—	$—	$44	$—		$53

(A)	Cash of $5 was designated to cover open futures contracts.

(B)	Reflects decrease in shares due to differences in the net asset values of the funds.

THE NOTES OF THE PRO FORMA FINANCIAL STATEMENTS ARE
AN INTEGRAL PART OF THESE PRO FORMA FINANCIAL STATEMENTS.

Part B-3

The Hartford Global Equity Fund (Acquiring Fund)
Proforma Combined Schedule of Investments
October 31, 2008
(Unaudited)
(000’s Omitted)

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Common Stock 95.6%
Automobiles & Components 0.2%
Ford Motor Co.			3	$8							3	$8	(B)
Honda Motor Co., Ltd.			4	101							4	101
Michelin (C.G.D.E.) Class B			1	44							1	44
Peugeot S.A.			1	20							1	20

				173								173
Banks 11.2%
Banco Bilbao Vizcaya Argentaria S.A.			2	28							2	28
Banco Itau Holding Financeira S.p.A. ADR			6	69			42	$468			48	537
Bangkok Bank plc			15	31			118	238			133	269
Bank of Nova Scotia			2	58			35	1,173			37	1,231
BNP Paribas			1	41			10	718			11	759
Citizens Republic Bancorp, Inc.			10	28			174	514			184	542
Commerzbank AG			8	83			80	857			88	940
DBS Group Holdings Ltd.			15	118			138	1,055			153	1,173
DNB Nor ASA			6	36			125	725			131	761
First National Financial, Inc.			4	32			63	552			67	584
HDFC Bank Ltd.			1	33							1	33
Huntington Bancshares, Inc.			2	15							2	15
KBC Groep N.V.			1	27							1	27
National City Corp.			7	19							7	19
PNC Financial Services Group, Inc.			1	60			11	740			12	800
Popular, Inc.			6	49			51	387			57	436
Societe Generale Class A			1	61			10	518			11	579
Sparebanken Midt-Norge			3	11			46	183			49	194
Standard Chartered plc			4	72			38	635			42	707
Sumitomo Mitsui Financial Group, Inc.			—	40							—	40
Toronto-Dominion Bank			1	52							1	52
Toronto-Dominion Bank ADR			1	59			22	1,020			23	1,079
Washington Mutual, Inc. Private Placement							57	3			57	3	(A)(D)
Wells Fargo & Co.			2	54							2	54

				1,076				9,786				10,862
Capital Goods 0.7%
Alstom RGPT			—	7							—	7
AMETEK, Inc.			—	9							—	9
Atlas Copco Ab			1	5							1	5
Carlisle Cos., Inc.			—	3							—	3
Cubic Corp.			1	13							1	13
Danaher Corp.			2	144							2	144
Esterline Technologies Corp.			—	14							—	14	(B)
Flowserve Corp.			—	4							—	4
General Dynamics Corp.			—	16							—	16
General Electic Co.			4	73							4	73
Hino Motors Ltd.			5	12							5	12
Hochtief AG			1	22							1	22
Honeywell International, Inc.			2	47							2	47
Hyundai Heavy Industries			—	5							—	5	(B)
Illinois Tool Works, Inc.			—	12							—	12
Lockheed Martin Corp.			1	86							1	86

Part B-4

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Pentair, Inc.			1	17							1	17
Precision Castparts Corp.			—	15							—	15
Rolls-Royce Group plc			11	56							11	56
Rolls-Royce Group—C Share Entitlement			610	—							610	—	(A)(D)
Siemens AG			2	93							2	93
SPX Corp.			—	4							—	4
United Technologies Corp.			—	22							—	22
Vinci S.A.			1	36							1	36
Volvo Ab Class B			1	7							1	7

				722								722
Commercial & Professional Services 0.3%
Agrenco, Ltd.			3	—							3	—	(B)
Manpower, Inc.			—	7					9	$283	9	290

				7						283		290
Consumer Durables & Apparel 0.1%
Adidas-Salomon AG			—	8							—	8
American Apparel, Inc.			1	9							1	9	(B)
China Dongxiang Group Co.			29	8							29	8
CIE Financiere Richemont S.A.			—	4							—	4
Fossil, Inc.			—	5							—	5	(B)
Iconix Brand Group, Inc.			1	7							1	7	(B)
Newell Rubbermaid, Inc.			1	19							1	19
Peace Mark Holdings Ltd.			16	—							16	—	(A)(D)
Reinet Investments S.A.			—	—							—	—	(B)
Reinet Investments Temporary Shares			—	2							—	2	(A)(B)
Under Armour, Inc. Class A			—	6							—	6	(B)

				68								68
Consumer Services 0.8%
Accor S.A.			—	1							—	1
Apollo Group, Inc. Class A			—	9					6	382	6	391	(B)
Banyan Tree Holdings Ltd.			26	9							26	9
NagaCorp Ltd.			84	14							84	14
Orascom Development Holding AG			—	5							—	5	(B)
Shangri-La Asia Ltd.			6	8							6	8
Strayer Education, Inc.			—	9					2	385	2	394

				55						767		822
Diversified Financials 9.6%
Aberdeen Asset Management plc			18	28			438	662			456	690
African Bank Investments Ltd.			3	9							3	9
Ameriprise Financial, Inc.			1	29							1	29
AMMB Holdings Berhad			84	51			583	355			667	406
Bank of America Corp.			2	36							2	36
BM & F Bovespa S.A.			4	10							4	10
Capital One Financial Corp.			2	67			27	1,068			29	1,135
Deutsche Boerse AG			1	106			16	1,270			17	1,376
Discover Financial Services, Inc.			8	97			132	1,622			140	1,719
Gluskin Sheff Associates, Inc.							3	24			3	24
Goldman Sachs Group, Inc.			1	65			8	717			9	782
Groupe Bruxelles Lambert S.A.			—	13							—	13
Invesco Ltd.			3	45			39	582			42	627
JP Morgan Chase & Co.			2	99			31	1,291			33	1,390
Julius Baer Holding Ltd.			2	91			23	884			25	975
MSCI, Inc.			1	16							1	16	(B)
UBS AG			2	41							2	41	(B)

				803				8,475				9,278

Part B-5

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Energy 1.5%
Aventine Renewable Energy Holdings, Inc.			2	4							2	4	(B)
Baker Hughes, Inc.			1	23							1	23
BG Group plc			2	33							2	33
BP plc ADR			1	25							1	25
Cabot Oil & Gas Corp.			—	10							—	10
Canadian Natural Resources Ltd. ADR			2	123							2	123
Canadian Oil SandsTrust			1	18							1	18
Chesapeake Energy Corp.			—	7							—	7
Chevron Corp.			1	51							1	51
China Shenhua Energy Co., Ltd.			9	17							9	17
Compagnie Generale de Geophysique-Veritas			—	8							—	8	(B)
ConocoPhillips Holding Co.			—	25							—	25
Consol Energy, Inc.			—	12							—	12
Devon Energy Corp.			—	15							—	15
EnCana Corp.			—	18							—	18
Eni S.p.A. ADR			—	19							—	19
EOG Resources, Inc.			1	110							1	110
Exxon Mobil Corp.			1	70							1	70
Halliburton Co.			1	14							1	14
Hess Corp.			—	13							—	13
Husky Energy, Inc.			—	10							—	10
Japan Petroleum Exploration Co., Ltd.			—	6							—	6
Lukoil ADR			—	12							—	12
Lundin Petroleum Ab			8	37							8	37	(B)
Marathon Oil Corp.			—	14							—	14
Newfield Exploration Co.			—	6							—	6	(B)
Noble Energy, Inc.			2	82							2	82
OAO Gazprom Class S ADR			5	100							5	100
Occidental Petroleum Corp.			1	31							1	31
OMV AG			2	71							2	71
Peabody Energy Corp.			—	10							—	10
Petro-Canada			—	9							—	9
Petroleo Brasileiro S.A. ADR			1	22							1	22
Range Resources Corp.			—	17							—	17
Reliance Industries GDR			1	60							1	60	(E)
Royal Dutch Shell plc ADR			1	45							1	45
Schlumberger Ltd.			1	34							1	34
Seadrill Ltd.			2	24							2	24
StatoilHydro ASA—ADR			1	18							1	18
Suncor Energy, Inc.			2	49							2	49
Suncor Energy, Inc. ADR			1	15							1	15
Talisman Energy, Inc.			1	8							1	8
Total S.A. ADR			1	37							1	37
Transocean, Inc.			—	18							—	18
Valero Energy Corp.			—	9							—	9
Weatherford International Ltd.			2	29							2	29	(B)
Williams Cos., Inc.			—	3							—	3
Woodside Petroleum Ltd.			—	12							—	12
XTO Energy, Inc.			—	15							—	15

				1,418								1,418
Food & Staples Retailing 0.3%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR			—	5							—	5
CVS/Caremark Corp.			—	9							—	9
Kroger Co.			—	10							—	10

Part B-6

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Seven & I Holdings Co., Ltd.			1	37							1	37
Tesco plc			1	8							1	8
Walgreen Co.			1	31							1	31
Wal-Mart Stores, Inc.			3	154							3	154

				254								254
Food, Beverage & Tobacco 1.2%
Carlsberg A/S Class B			—	17								17
China Mengniu Dairy Co.			5	4							5	4
Coca-Cola Co.			—	14							—	14
Cockatoo Ridge Wines			5	—							5	—
Groupe Danone			—	22							—	22
Hormel Foods Corp.			—	3							—	3
Japan Tobacco, Inc.			—	309							—	309
Laep Investments Ltd.			5	1							5	1	(B)
Molson Coors Brewing Co.			—	3							—	3
Nestle S.A.			6	233							6	233
PepsiCo, Inc.			—	17							—	17
Pernod-Ricard			—	16							—	16
Philip Morris International, Inc.			2	108							2	108
Premier Foods plc			16	7							16	7
Ralcorp Holdings, Inc.			—	4							—	4	(B)
Sadia S.A. ADR			1	6							1	6
Sunopta, Inc.			1	6							1	6	(B)
Swedish Match Ab			8	111							8	111
Unilever N.V. CVA			10	242							10	242
Yantai North Andre			40	1							40	1

				1,124								1,124
Health Care Equipment & Services 0.6%
Baxter International, Inc.			1	36							1	36
Beckman Coulter, Inc.			1	25							1	25
Brookdale Senior Living, Inc.			—	1							—	1
Cardinal Health, Inc.			1	23							1	23
Coventry Health Care, Inc.			1	18							1	18	(B)
Covidien Ltd.			2	76							2	76
Eclipsys Corp.			—	7							—	7	(B)
Health Management Associates, Inc. Class A			2	4							2	4	(B)
Humana, Inc.			1	18							1	18	(B)
McKesson Corp.			2	78							2	78
Medtronic, Inc.			3	127							3	127
St. Jude Medical, Inc.			1	29							1	29	(B)
Sunrise Senior Living, Inc.			—	—							—	—	(B)
Synthes, Inc.			—	26							—	26
Tenet Healthcare Corp.			4	16							4	16	(B)
UnitedHealth Group, Inc.			6	136							6	136

				620								620
Household & Personal Products 0.1%
Avon Products, Inc.			1	36							1	36
Beiersdorf AG			—	24							—	24
Herbalife Ltd.			—	2							—	2
Reckitt Benckiser Group plc			1	40							1	40

				102								102
Insurance 7.0%
ACE Ltd.			4	211			36	2,054			40	2,265
Admiral Group plc			1	16							1	16
Alleghany Corp.			—	53			3	897			3	950	(B)
Assurant, Inc.			—	8							—	8
AXA S.A.			4	79			35	674			39	753

Part B-7

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Everest Re Group Ltd.			1	90			14	1,068			15	1,158
Metlife, Inc.			1	23							1	23	(B)
Paris RE Holdings Ltd.			1	15			19	289			20	304
Travelers Cos., Inc.			2	68			29	1,247			31	1,315

				563				6,229				6,792
Materials 0.9%
Agrium U.S., Inc.			1	50							1	50
Agrium, Inc			2	69							2	69
BHP Billiton Ltd. ADR			1	26							1	26
BHP Billiton plc			6	94							6	94
Companhia Vale do Rio Doce ADR			12	157							12	157
Eurasian Natural Resources Corp.			1	6							1	6
FMC Corp.			1	45							1	45
Freeport-McMoRan Copper & Gold, Inc.			—	12							—	12
Huabao International Holdings Ltd.			106	68							106	68
Mosaic Co.			—	15							—	15
OZ Minerals Ltd.			20	13							20	13
Potash Corp. of Saskatchewan, Inc.			—	32							—	32
Potash Corp. of Saskatchewan, Inc. ADR			1	42							1	42
Praxair, Inc.			—	30							—	30
Rexam plc			7	41							7	41
Rhodia S.A.			4	35							4	35
Sealed Air Corp.			1	20							1	20
Severstal GDR			1	5							1	5	(C)
Smurfit-Stone Container Corp.			16	21							16	21	(B)
Syngenta AG			—	23							—	23
Umicore			1	14							1	14
Uralkali			1	16							1	16	(C)
Usinas Siderurgicas De Minas Gerais S.A.			1	10							1	10
Vedanta Resources plc			2	28							2	28

				872								872
Media 0.3%
Arbitron, Inc.			—	4							—	4
Comcast Corp. Class A			1	18							1	18
DirecTV Group, Inc.			—	8							—	8	(B)
DreamWorks Animation SKG, Inc.			—	10							—	10	(B)
Elsevier N.V.			—	4							—	4
Focus Media Holding Ltd. ADR			1	19							1	19	(B)
Informa Group plc			1	4							1	4
McGraw-Hill Cos., Inc.			—	5							—	5
MDC Partners, Inc. Class A			1	2							1	2	(B)
News Corp. Class A			—	5							—	5
Omnicom Group, Inc.			—	5							—	5
Reed Elsevier plc			1	13							1	13
Regal Entertainment Group			—	5							—	5
Scripps Networks Interactive Class A			—	2							—	2
SES Global S.A.			2	41							2	41
Time Warner, Inc.			1	5							1	5
Viacom, Inc. Class B			4	78							4	78	(B)
Vivendi S.A.			1	14							1	14
Walt Disney Co.			1	20							1	20

				262								262
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Abbott Laboratories			1	75							1	75
Amgen, Inc.			1	80							1	80	(B)
Amylin Pharmaceuticals, Inc.			1	15							1	15	(B)

Part B-8

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Astellas Pharma, Inc.			2	92							2	92
AstraZeneca plc			1	41							1	41
AstraZeneca plc ADR			2	97							2	97
Barr Pharmaceuticals, Inc.			1	76							1	76	(B)
Bristol-Myers Squibb Co.			2	47							2	47
Celgene Corp.			—	31							—	31	(B)
Cephalon, Inc.			1	52							1	52	(B)
Daiichi Sankyo Co., Ltd.			3	54							3	54
Eisai Co., Ltd.			4	133							4	133
Elan Corp. plc ADR			4	29							4	29	(B)
Eli Lilly & Co.			3	92							3	92
Forest Laboratories, Inc.			1	32							1	32	(B)
Genentech, Inc.			1	44							1	44	(B)
H. Lundbeck A/S			—	7							—	7
Ipsen			—	16							—	16
Laboratorios Almiral S.A.			1	8							1	8
Medicines Co.			1	18							1	18	(B)
Merck & Co., Inc.			1	42							1	42
OSI Pharmaceuticals, Inc.			—	15							—	15	(B)
Regeneron Pharmaceuticals, Inc.			1	18							1	18	(B)
Sanofi-Aventis S.A.			1	45							1	45
Sanofi-Aventis S.A. ADR			2	66							2	66
Schering-Plough Corp.			10	143							10	143
Shionogi & Co., Ltd.			4	60							4	60
Teva Pharmaceutical Industries Ltd. ADR			2	101							2	101
UCB S.A.			2	47							2	47
Vertex Pharmaceuticals, Inc.			1	16							1	16	(B)
Watson Pharmaceuticals, Inc.			1	16							1	16	(B)
Wyeth			3	97							3	97

				1,705								1,705
Real Estate 0.2%
AMB Property Corp.			—	5							—	5
Boston Properties, Inc.			—	4							—	4
Brasil Brokers Participacoes			6	7							6	7	(B)
British Land Co. plc			1	6							1	6
Brookfield Asset Management, Inc.			—	6							—	6
Brookfield Properties Corp.			—	2							—	2
Central China RE			2	—							2	—	(B)
China Overseas Land & Investment Ltd.			10	11							10	11
China Resources Land Ltd.			1	1							1	1
Dawnay Day Treveria plc			1	—							1	—
Derwent London plc			—	2							—	2
Douglas Emmett, Inc.			—	1							—	1
Eurocastle Investment Ltd.			—	—							—	—
Forest City Enterprises, Inc. Class A			—	1							—	1
Gagfah S.A.			—	1							—	1
General Growth Properties, Inc.			—	1							—	1
Great Portland Estates plc			—	—							—	—
Hammerson plc			—	2							—	2
Hopson Development Holdings Ltd.			1	—							1	—
Host Hotels & Resorts, Inc.			3	33							3	33
Kerry Properties Ltd.			1	1							1	1
Kimco Realty Corp.			—	10							—	10
Mitsubishi Estate Co., Ltd.			4	71							4	71
Mitsui Fudosan Co., Ltd.			1	9							1	9
Ntt Urban Development Corp.			—	1							—	1
Patrizia Immobilien AG			—	—							—	—

Part B-9

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Simon Property Group, Inc.			—	5							—	5
Sino-Ocean Land Holdings Ltd.			3	1							3	1
Songbird Estates plc			—	—							—	—	(B)
Spazio Investment N.V.			—	1							—	1
Sun Hung Kai Properties Ltd.			—	3							—	3
Trisul S.A.			—	—							—	—
Unibail			—	51							—	51
Vornado Realty Trust			—	4							—	4

				240								240
Retailing 0.4%
Advance Automotive Parts, Inc.			—	8							—	8
American Eagle Outfitters, Inc.			—	5							—	5
AutoZone, Inc.			—	52							—	52	(B)
China Resources Enterprise			1	2							1	2
Collective Brands, Inc.			—	5							—	5	(B)
Dufry Group			—	6							—	6
Dufry South America Ltd.			1	4							1	4
Foot Locker, Inc.			1	11							1	11
Gap, Inc.			5	66							5	66
Golden Eagle Retail Group Ltd.			17	9							17	9
Hennes & Mauritz Ab			—	11							—	11
Home Depot, Inc.			1	29							1	29
Kingfisher plc			2	4							2	4
Kohl’s Corp.			1	24							1	24	(B)
Macy’s, Inc.			1	10							1	10
Next plc			—	4							—	4
Ross Stores, Inc.			—	15							—	15
Staples, Inc.			3	62							3	62
Target Corp.			—	8							—	8
TJX Cos., Inc.			—	13							—	13
Ulta Salon, Cosmetics & Fragrances, Inc.			2	17							2	17	(B)

				365								365
Semiconductors & Semiconductor Equipment 5.2%
ASM Pacific Technology									76	255	76	255
Atheros Communications, Inc.			—	7					18	325	18	332	(B)
Lam Research Corp.			1	20					40	883	41	903	(B)
Maxim Integrated Products, Inc.			3	44					36	488	39	532
ON Semiconductor Corp.			5	23					211	1,076	216	1,099	(B)
Samsung Electronics Co., Ltd.			—	7					—	63	—	70
Skyworks Solutions, Inc.			2	14					87	622	89	636	(B)
Taiwan Semiconductor Manufacturing Co., Ltd.			11	16					571	832	582	848
Varian Semiconductor Equipment Associates, Inc.			—	8					18	353	18	361	(B)

				139						4,897		5,036
Software & Services 18.8%
Accenture Ltd. Class A			2	66					39	1,299	41	1,365
Automatic Data Processing, Inc.			2	65					29	1,024	31	1,089
BMC Software, Inc.			—	9					15	395	15	404	(B)
DST Systems, Inc.			1	27					12	467	13	494	(B)
Electronic Arts, Inc.			3	78					55	1,248	58	1,326	(B)
Equinix, Inc.			—	25	17	$1,055			6	393	23	1,473	(B)
Google, Inc.			—	80					5	1,824	5	1,904	(B)
McAfee, Inc.			—	9					13	436	13	445	(B)
Microsoft Corp.			12	260					184	4,109	196	4,369
Moneysupermarket.com			6	6							6	6
Oracle Corp.			3	46					105	1,928	108	1,974	(B)
Red Hat, Inc.			1	12					39	523	40	535	(B)

Part B-10

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
VeriSign, Inc.			1	13					25	538	26	551	(B)
Visa, Inc.			1	40					10	559	11	599
Western Union Co.			5	78					110	1,674	115	1,752

				814		1,055				16,417		18,286
Technology Hardware & Equipment 13.0%
Apple, Inc.			—	30					12	1,284	12	1,314	(B)
Avnet, Inc.			—	7					22	370	22	377	(B)
Canon, Inc.			1	21							1	21
Cisco Systems, Inc.			4	75					123	2,182	127	2,257	(B)
CommScope, Inc.									10	149	10	149	(B)
Corning, Inc.			4	40					67	722	71	762
Dell, Inc.			3	33					117	1,425	120	1,458	(B)
Hewlett-Packard Co.			2	88					47	1,788	49	1,876
Hon Hai Precision Industry Co., Ltd.			3	8					349	843	352	851
Hon Hai Precision Industry Co., Ltd. GDR			10	52							10	52	(c)
Konica Minolta Holdings, Inc.			1	7							1	7
Nokia Oyj			1	10							1	10
Qualcomm, Inc.			1	46					36	1,385	37	1,431
Research In Motion Ltd.			1	56					29	1,453	30	1,509	(B)
Seagate Technology			1	7					74	498	75	505
Yaskawa Electric Corp.			—	1							—	1

				481						12,099		12,580
Telecommunication Services 20.2%
AFK Sistema GDR			1	5	41	308					42	313
America Movil S.A.B de C.V. ADR			—	5	11	346					11	351
American Tower Corp. Class A			—	9	19	615					19	624	(B)
AT&T, Inc.			1	24	24	632					25	656
Brasil Telecom S.A. ADR			1	14	46	830					47	844
Cellcom Israel Ltd.			—	6	15	427					15	433
China Mobile Ltd.			1	8	—	—					1	8
Deutsche Telekom AG			1	16	96	1,414					97	1,430
France Telecom S.A.			1	23	58	1,452					59	1,475
Millicom International Cellular S.A.			1	29	25	1,008					26	1,037
Mobile Telesystems OJSC ADR			2	72	33	1,276					35	1,348
Mobinil-Egyptian Mobile Service			—	3	13	247					13	250
MTN Group Ltd.			4	44	98	1,103					102	1,147
NII Holdings, Inc. Class B			1	23	58	1,491					59	1,514	(B)
P.T. Telekomunikasi Indonesia ADR			—	8	28	555					28	563
Partner Communications Co., Ltd. ADR			1	14	47	880					48	894
Qwest Communications International, Inc.			2	5	105	301					107	306
Tele Norte Leste Participacoes S.A. ADR			—	6	30	405					30	411
Telecom de Argentina ADR			—	2	22	126					22	128	(B)
Telecom Italia S.p.A.			13	11	802	675					815	686
Telefonica S.A.			1	19	—	—					1	19
Telefonica S.A. ADR			1	40	36	2,015					37	2,055
Telus Corp.			—	3	8	297					8	300
Turkcell Iletisim Hizmetleri AS ADR			5	67	68	838					73	905
TW Telecom, Inc.			1	6	55	390					56	396	(B)
Vimpel-Communications ADR			2	25	104	1,510					106	1,535

				487		19,141						19,628
Transportation 0.5%
C.H. Robinson Worldwide, Inc.			2	85							2	85
Covenant Transport			8	17							8	17	(B)
easyJet plc			2	8							2	8	(B)
FedEx Corp.			2	138							2	138

Part B-11

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Forward Air Corp.			2	40							2	40
Hub Group, Inc.			2	58							2	58	(B)
Iino Kaiun Kaisha, Ltd.			—	1							—	1
J.B. Hunt Transport Services, Inc.			1	20							1	20
Japan Airport Terminal			—	2							—	2
JetBlue Airways Corp.			4	21							4	21	(B)
Kuehne & Nagel International AG			1	56							1	56
Saia, Inc.			3	30							3	30	(B)
Shenzhen International Holdings Ltd.			13	1							13	1
Sumitomo Warehouse			—	1							—	1
Tokyu Corp.			1	5							1	5
US Airways Group, Inc.			3	26							3	26	(B)

				509								509
Utilities 0.7%
American Electric Power Co., Inc.			1	29							1	29
CenterPoint Energy, Inc.			—	4							—	4
Companhia Energetica de Minas Gerais ADR			1	17							1	17
DPL, Inc.			—	6							—	6
E.On AG			4	172							4	172
Electricite de France			—	7							—	7
Enel S.p.A.			4	26							4	26
Energy Development Corp.			43	3							43	3
Equitable Resources, Inc.			—	13							—	13
Exelon Corp.			2	116							2	116
FirstEnergy Corp.			1	45							1	45
Fortum Corp.			—	6							—	6
FPL Group, Inc.			—	6							—	6
Gaz de France			1	37							1	37
International Power plc			1	5							1	5
National Grid plc			4	40							4	40
Northeast Utilities			1	19							1	19
PPL Corp.			—	9							—	9
Progress Energy, Inc.			—	4							—	4
Questar Corp.			—	7							—	7
Southern Co.			—	12							—	12
Tokyo Gas Co., Ltd.			7	32							7	32
UniSource Energy Corp.			1	15							1	15
Wisconsin Energy Corp.			—	7							—	7
Xcel Energy, Inc.			1	15							1	15
YTL Power International Bhd			31	15							31	15
				667								667

Total common stock				$13,526		$20,196		$24,490		$34,463		92,675
Warrants 0.8%
Banks 0.0%
Washington Mutual, Inc. Private Placement							7	$—			7	$—	(A)(D)
Energy 0.0%											—	—
Deutsche-CW 17 Oil & Natural Gas Corp.			—	$5							—	5	(D)
Telecommunication Services 0.8%											—	—
Citigroup Global Certificate—Bharti Televentures			1	10	57	$757					58	767	(D)

Total warrants				$15		$757		$—				772

Part B-12

Security Description	Coupon Rate	Maturity Date	The Hartford Global Equity Fund Acquiring Fund		The Hartford Global Communications Fund Target Fund		The Hartford Global Financial Services Fund Target Fund		The Hartford Global Technology Fund Target Fund		The Hartford Global Equity Fund Proforma Combined
			Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†	Shares/ Par	Market Value†
Exchange Traded Funds 0.2%
Banks 0.1%
iShares Goldman Sachs Tech I Index Fund			—	$6							—	$6
iShares MSCI EAFE Index Fund			3	128							3	128

				134								134

Capital Goods 0.1%
Industrial Select Sector SPDR Fund			1	27							1	27

Total exchange traded funds				$161								$161
Preferred Stock 1.5%
Diversified Financials 0.6%
Banco Itau Holding			2	25			50	542			52	$567
Telecommunication Services 0.9%
Telemar Norte Leste S.A.			1	13	32	814					33	827

Total preferred stock				$38		$814		$542				$1,394

Total long-term investments 98.1%				$13,740		$21,767		$25,032		$34,463		$95,002

Short-Term Investments 1.0%
Repurchase Agreements 1.0%
Bank of America Securities TriParty Joint Repurchase Agreement dated 10/31/2008, maturity amount of $164, (collateralized by FHLMC 4.50%–6.00%, 2023–2038, FNMA 4.50%–6.50%, 2021–2038, value of $167)	0.25%	11/3/2008	$163	$163	$134	$134	$48	$48	$111	$111	$456	$456
BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement dated 10/31/2008, maturity amount of $18 (collateralized by FNMA 5.50%, 2037, value of $18)	0.25%	11/3/2008	18	18	14	14	5	5	12	12	49	49
Deutsche Bank Securities Joint Repurchase Agreement dated 10/31/2008, maturity amount of $1 (collateralized by U.S. Treasury Bill 0.50%, 2009, value of $1)	0.08%	11/3/2008	1	1	1	1	—	—	1	1	3	3
Deutsche Bank Securities TriParty Joint Repurchase Agreement dated 10/31/2008, maturity amount of $76 (collateralized by FHLMC 5.00%–7.00%, 2020–2038, GNMA 6.00%–7.00%, 2037–2038, value of $77)	0.25%	11/3/2008	76	76	62	62	22	22	52	52	212	212
JP Morgan Chase TriParty Joint Repurchase Agreement dated 10/31/2008, maturity amount of $100 (collateralized by FNMA 5.00%–7.00%, 2017–2038, value of $102)	0.23%	11/3/2008	100	100	82	82	30	30	68	68	280	280

Total short-term investments				$358		$293		$105		$244		$1,000

Total investments in securities 99.1%				$14,098		$22,060		$25,137		$34,707		$96,002

Total cost of securities				$20,353		$31,987		$34,911		$49,975		137,226

Note: Market value of investments in foreign securities represents 41.6% of total net assets at October 31, 2008.

(A)

The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $5 which represents 0.01% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were

Part B-13

adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(B)	Currently non-income producing.

(C)

Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At October 31, 2008, the market value of these securities amounted to $73 or 0.08% of net assets.

(D)

The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

	Period Acquired	Shares/Par	Security	Cost Basis
The Hartford Global Communications Fund and The Hartford Global Equity Fund	08/2005–02/2008	58	Citigroup Global Certificate—Bharti Televentures—144A	$666
The Hartford Global Equity Fund	06/2008–07/2008	—	Deutsche—CW17 Oil & Natural Gas Corp.—144A	7
The Hartford Global Equity Fund	02/2008–05/2008	16	Peace Mark Holdings Ltd.	17
The Hartford Global Equity Fund	02/2008–09/2008	610	Roll-Royce Group—C Share Entitlement	2
The Hartford Global Financial Services Fund	04/2008	57	Washington Mutual, Inc. Private Placement	500
The Hartford Global Financial Services Fund	04/2008	7	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at October 31, 2008 was $775 which represents 0.80% of total net assets.

(E)

Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Persuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2008, was $60, which represents 0.06% of total net assets.

Futures Contracts Outstanding at October 31, 2008

	Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ Depreciation
The Hartford Global Equity Fund	S&P 500 E-Mini Futures	1	Long	Dec 2008	$4

*	The number of contracts does not omit 000’s.

Cash of $5 was pledged as initial margin deposit for the open futures contracts at October 31, 2008.

Forward Foreign Currency Contracts Outstanding at October 31, 2008

	Description	Market Value†	Contract Amount	Delivery Date	Unrealized Appreciation/ Depreciation
The Hartford Global Equity Fund	Australian Dollar (Buy)	$1	$—	11/03/08	$1
The Hartford Global Equity Fund	British Pound (Buy)	18	20	11/05/08	(2)
The Hartford Global Equity Fund	British Pound (Sell)	18	22	11/05/08	4
The Hartford Global Equity Fund	Danish Krone (Buy)	1	1	11/04/08	—

Part B-14

	Description	Market Value†	Contract Amount	Delivery Date	Unrealized Appreciation/ Depreciation
The Hartford Global Equity Fund	Danish Krone (Buy)	7	7	11/05/08	—
The Hartford Global Equity Fund	Euro (Buy)	13	13	11/04/08	—
The Hartford Global Equity Fund	Euro (Buy)	6	7	11/21/08	(1)
The Hartford Global Equity Fund	Euro (Sell)	6	7	11/21/08	1
The Hartford Global Equity Fund	Euro (Buy)	1	1	01/07/09	—
The Hartford Global Equity Fund	Euro (Sell)	5	5	01/07/09	—
The Hartford Global Equity Fund	Hong Kong Dollar (Sell)	6	6	11/04/08	—
The Hartford Global Equity Fund	Japanese Yen (Buy)	6	6	01/07/09	—
The Hartford Global Equity Fund	Japanese Yen (Sell)	1	1	01/07/09	—
The Hartford Global Communications Fund and The Hartford Global Equity Fund	Norwegian Krone (Sell)	673	683	11/03/08	10
The Hartford Global Communications Fund	Norwegian Krone (Sell)	210	213	11/04/08	3
The Hartford Global Equity Fund	Singapore Dollar (Sell)	7	7	11/05/08	—
The Hartford Global Communications Fund	South African Rand (Sell)	106	103	11/06/08	(3)
The Hartford Global Equity Fund	Swedish Krona (Sell)	5	5	11/04/08	—
The Hartford Global Equity Fund	Swiss Franc (Sell)	5	5	11/03/08	—

					$13

†	See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

Part B-15

Diversification by Country
as of October 31, 2008

Country	Percentage of Net Aseets
Argentina	0.1%
Australia	0.1%
Austria	0.1%
Belgium	0.1%
Brazil	3.5%
Canada	5.4%
China	0.1%
Egypt	0.3%
France	4.2%
Germany	4.2%
Hong Kong	0.4%
India	0.9%
Indonesia	0.6%
Israel	1.5%
Italy	0.8%
Japan	1.0%
Luxembourg	1.1%
Malaysia	0.4%
Mexico	0.4%
Netherlands	0.4%
Norway	1.0%
Russia	3.4%
Singapore	1.2%
South Africa	1.2%
South Korea	0.1%
Spain	2.2%
Sweden	0.2%
Switzerland	1.7%
Taiwan	1.8%
Thailand	0.3%
Turkey	0.9%
United Kingdom	2.0%
United States	56.5%
Other Assets and Liabilities	0.9%
Short-Term Securities	1.0%

100.0%

Part B-16

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 2008
The Hartford Global Equity Fund (Acquiring)
The Hartford Global Communications Fund (Target)
The Hartford Global Financial Services Fund (Target)
The Hartford Global Technology Fund (Target)
(Unaudited)
(000’s omitted)

	The Hartford Global Equity Fund*	The Hartford Global Comm Fund	The Hartford Global Financial Services Fund	The Hartford Global Tech Fund	Proforma Adjustments		Proforma Combined
Investment Income:
Dividends	$484	$1,921	$1,292	$473	$—		$4,170
Interest	17	30	46	19	—		112
Securities lending	—	66	37	15	—		118
Less: Foreign tax withheld	(41)	(180)	(133)	(16)	—		(370)

Total investment income, net	460	1,837	1,242	491	—		4,030

Expenses:
Investment management and advisory fees	185	383	301	534	66	A	1,469
Transfer Agent fees	2	125	87	295	—		509
Distribution fees—Class A	44	68	59	87	—		258
Distribution fees—Class B	3	53	32	107	—		195
Distribution fees—Class C	3	91	53	122	—		269
Distribution fees—Class R3	2	—	—	—	—		2
Custodian fees	23	14	16	18	(5	)B	66
Accounting services	3	5	4	7	5	A	24
Registration and filing fees	90	43	45	52	(140	)B	90
Board of Directors’ fees	2	1	1	2	—		6
Other expenses	26	29	24	28	(25	)B	8

Total expenses (before fees paid indirectly)	381	812	622	1,252	(99)		2,968
Expense waivers	(71)	(28)	(29)	(141)	175	C	(94)
Transfer agent fee waiver	—	(6)	(10)	(122)	76	D	(62)
Commission recapture	—	—	(1)	(2)	—		(3)
Custodian fee offset	(1)	—	—	—	—		(1)

Total fees paid indirectly	(72)	(34)	(40)	(265)	251		(160)

Total expenses, net	309	778	582	987	152		2,808

Net investment income	151	1,059	660	(496)	(152)		1,222

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(1,956)	(2,375)	(6,336)	(6,570)	—		(17,237)
Net realized gain (loss) of futures contracts	(26)	—	—	—	—		(26)
Net realized gain (loss) on foreign currency transactions	(14)	(80)	(24)	(11)	—		(129)

Net Realized Gain on Investments and Foreign Currency Transactions:	(1,996)	(2,455)	(6,360)	(6,581)	—		(17,392)

Part B-17

	The Hartford Global Equity Fund*	The Hartford Global Comm Fund	The Hartford Global Financial Services Fund	The Hartford Global Tech Fund	Proforma Adjustments	Proforma Combined
Net Changes in Unrealized Appreciation (Depreciation) of Investments and and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(9,499)	(22,143)	(13,583)	(27,532)	—	(72,757)
Net unrealized appreciation (depreciation) of futures contracts	6	—	—	—	—	6
Net unrealized appreciation (depreciation) on translation of other assets and liabilities in foreign currencies	3	(9)	(1)	(4)	—	(11)

Net Changes in Unrealized Appreciation of Investments and and Foreign Currency Transactions:	(9,490)	(22,152)	(13,584)	(27,536)	—	(72,762)

Net Gain on Investments and Foreign Currency Transactions:	(11,486)	(24,607)	(19,944)	(34,117)	—	(90,154)

Net Increase in Net Assets Resulting from Operations	$(11,334)	$(23,548)	$(19,284)	$(34,613)	$(152)	$(88,931)

*	Commenced operations on February 29, 2008, annualized.

A	Based on contact in effect for acquiring fund.

B	Decrease due to the elimination of duplicative expenses achieved by merging the funds.

C	Based on contractual expense limitation of the acquiring fund.

D	Based on transfer fee waiver of the acquiring fund.

THE NOTES OF THE PRO FORMA FINANCIAL STATEMENTS ARE
AN INTEGRAL PART OF THESE PRO FORMA FINANCIAL STATEMENTS.

Part B-18

ACQUIRING FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS

October 31, 2008
(Unaudited)
(000’s omitted)

(1)

Description of the Fund

The Acquiring Fund, The Hartford Global Equity Fund, (“Acquiring Fund”) a fund within The Hartford Mutual Fund, Inc. (“Corporation”), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

The Acquiring Fund consists of eight classes of shares: Class A, B, C, I, R3, R4, R5 and Y. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time held. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class I shares are sold without sales charges to certain eligible investors through advisory fee-wrap programs. Classes R3, R4, and R5 shares, which are offered to employer-sponsored retirement plans, and Class Y shares, which are sold to certain eligible institutional investors, are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exception that each class may have different expenses, which may affect performance, and that Class B shares automatically converts to Class A shares after 8 years.

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor, Hartford Investment Financial Services, LLC for activities intended to result in the sale and distribution of Classes A, B, C, R3 and R4 shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 fee of up to 0.35% of average daily net assets; however, the Board of Directors has currently authorized 12b-1 payments of only up to 0.25%. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class R3 shares have a distribution fee of 0.50% and Class R4 shares have a distribution fee of 0.25%. For Classes R3 and R4 shares, some or the entire fee may be remitted to broker dealers for distribution and/or shareholder account services.

(2)

Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (collectively the “Target Funds”), all funds of The Hartford Mutual Fund, Inc. by the Acquiring Fund as if such acquisition had taken place as of October 31, 2008.

Under the terms of the Plan of Reorganization, the combination of Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Funds in exchange for shares of the Acquiring Fund at net asset value. The statement of assets

Part B-19

and liabilities and the related statement of operations of Target Fund and Acquiring Funds have been combined as of and for the twelve months ended October 31, 2008. Note, for the Global Equity Fund the period represented in the Statement of Operations is since inception of February 29, 2008, annualized. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for precombination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Acquiring Fund and Target Funds included in their respective annual reports dated October 31, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Target Funds by Acquiring Fund had taken place as of October 31, 2008.

(3)	Significant Accounting Policies

(a)

SECURITY TRANSACTIONS AND INVESTMENT INCOME—Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in exercise of reasonable diligence. Interest income, including amortization or premium and accretion of discounts, is accrued on a daily basis.

(b)

SECURITY VALUATION—The Funds generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, ADR’s, Exchange Traded Funds (“ETF’s”) after the close of the foreign markets but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the portfolio securities of a Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that Fund determines its NAV.

Debt securities (other than short-term obligations) held by the Funds are valued on the basis of valuations furnished by independent pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service are valued using market quotations obtained

Part B-20

from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are valued at amortized cost, which approximates fair value.

Exchange traded equity securities shall be valued at the last reported sale price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. (“Nasdaq”) or another over-the-counter (“OTC”) market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time. If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using the prevailing exchange rates.

Options contracts on securities, currencies, indexes, futures contracts, commodities and other instruments shall be valued at their most recent sales price at the Valuation Time on the Primary Market on which the instrument is traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sales price at the Valuation Time on another exchange or market where it did trade.

Futures contracts shall be valued at the most recent settlement price reported by an exchange on which over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.

Financial instruments for which prices are not available from an independent pricing service are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Funds’ Board of Directors.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate. Spot currency rates and forward currency rates are obtained from an independent pricing service on a daily basis not more than one hour before the Valuation Time.

Swaps are valued on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Funds’ Board of Directors.

Other derivative or contractual type investments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Funds’ Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Part B-21

(4)	Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Acquiring Fund that would have been issued at October 31, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of Target Fund, as of October 31, 2008, divided by the NAV of the shares of Acquiring Fund as of October 31, 2008. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at October 31, 2008:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization from The Hartford Global Communications Fund	Total Outstanding Shares Post- Combination
Class A	1,947	2,224	4,171
Class B	34	449	483
Class C	35	657	692
Class I	30	—	30
Class R3	30	—	30
Class R4	30	—	30
Class R5	30	—	30
Class Y	30	70	100

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization from The Hartford Global Financial Services Fund	Total Outstanding Shares Post- Combination
Class A	1,947	2,572	4,519
Class B	34	409	443
Class C	35	655	690
Class I	30	—	30
Class R3	30	—	30
Class R4	30	—	30
Class R5	30	—	30
Class Y	30	204	234

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization from The Hartford Global Technology Fund	Total Outstanding Shares Post- Combination
Class A	1,947	3,244	5,191
Class B	34	860	894
Class C	35	1,158	1,193
Class I	30	—	30
Class R3	30	—	30
Class R4	30	—	30
Class R5	30	—	30
Class Y	30	152	182

(5)	Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Part B-22

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

	1.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)
	1.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)
	1.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)
1.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

1.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)
1.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)
1.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)
1.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)
1.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)
1.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)
1.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)
1.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)
1.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) on July 31, 2006)
1.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)
1.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
1.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)
1.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)
1.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)
1.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)
1.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)
1.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)
1.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)
1.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)
1.(xxiv)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15, 2008)
1.(xxv)	Articles Supplementary dated May 30, 2008 (incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)
1.(xxvi)	Articles Supplementary dated August 6, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)
1.(xxvii)	Articles Supplementary dated November 25, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)
1.(xxviii)	Articles Supplementary Dated December 18, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)
2.

By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

3.	Not Applicable
4.	Form of Agreement and Plan of Reorganization is incorporated herein as Appendix A to the combined Proxy Statement/Prospectus
5.	No Applicable
6.(i)

Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

6.(ii)	Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(iii)	Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(iv)	Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(v)	Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(vi)	Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(vii)	Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(viii)	Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(ix)	Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)
6.(x)	Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)
6.(xi)

Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

6,(xii)	Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)
6.(xiii)

Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

6.(xiv)	Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)
6.(xv)	Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)
6.(xvi)	Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)
6.(xvii)	Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xviii)	Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xix)	Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xx)	Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xxi)

Amendment No. 20 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

6.(xxii)

Amendment No. 21 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

6.(xxiii)	Amendment No. 22 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)
6.(xxiv)	Amendment No. 23 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)
6.(xxv)

Amendment No. 24 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

6.(xxvi)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

6.(xxvii)

Amendment No. 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxviii)

Amendment No. 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxix)

Amendment No. 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxx)

Amendment No. 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxxi)

Amendment No. 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxxii)

Amendment No. 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxxiii)

Amendment No. 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

6.(xxxiv)

Amendment No. 8 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

6.(xxxv)

Amendment No. 9 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

6.(xxxvi)

Amendment No. 10 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2007)

6.(xxxvii)

Amendment No. 11 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

6.(xxxviii)

Amendment No. 12 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

6.(xxxix)

Amendment No. 13 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

6.(xl)

Amendment No. 14 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

6.(xli)

Amendment No. 15 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

7.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
7.(ii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(iii)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(iv)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(v)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

7.(vi)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(vii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(viii)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(ix)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(x)

Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

7.(xi)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

7.(xii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

7.(xiii)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)
7.(xiv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

7.(xv)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)
7.(xvi)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

7.(xvii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
7.(xviii)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

7.(xix)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

7.(xx)	Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)
7.(xxi)

Amendment No. 19 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

8.	Not Applicable
9.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

10.(i)

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

10.(ii)	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)
11.

Opinion and Consent of Counsel as to legality of the securities being registered (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-158587) filed on April 15, 2009)

12.	Opinion and Consent of Dechert LLP as to tax matter (filed herewith)
13.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

13.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

13.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

13.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(v)

Amendment No. 4 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

13.(vi)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)
13.(vii)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)
13.(viii)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(ix)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(x)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xi)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xii)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xiii)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

13.(xiv)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006

13.(xv)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

13.(xvi)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

13.(xvii)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(xviii)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(xix)

Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

13.(xx)

Thirteenth Amendment to the Fund Accounting Agreement, October 1, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

13.(xxi)

Expense Limitation Agreement Dated as of November 1, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

13.(xxii)

Expense Limitation Agreement Dated as of November 1, 2008 – Target Retirement Funds (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

13.(xxiii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

14.	Consent of Independent Registered Public Accounting Firm (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-158587) filed on April 15, 2009)
15.	Not Applicable
16.	Power of Attorney dated February 4, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-158587) filed on April 15, 2009)
17.	Form of Proxy Card (filed herewith)

Item 17.     Undertakings

1.     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of May, 2009.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr.

Its: President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	May 18, 2009
Tamara L. Fagely	(Chief Accounting Officer &

Chief Financial Officer)

*	Director	May 18, 2009

Lynn S. Birdsong

*	Chairman of the Board	May 18, 2009
Robert M. Gavin, Jr.	and Director

*	Director	May 18, 2009

Duane E. Hill

*	Director	May 18, 2009

Sandra S. Jaffee

*	Director	May 18, 2009

William P. Johnston

*	Director	May 18, 2009

Lemma W. Senbet

*	Director	May 18, 2009

Thomas M. Marra

*	Director	May 18, 2009

Phillip O. Peterson

*	Director	May 18, 2009

Lowndes A. Smith

/s/ Edward P. Macdonald	May 18, 2009

* By Edward P. Macdonald

Attorney-in-fact

* Pursuant to Power of Attorney dated February 4, 2009 (incorporated by reference to initial N-14 filed on April 15, 2009).

EXHIBIT INDEX

Exhibit No.

12.	Opinion and Consent of Dechert LLP as to tax matter
17.	Form of Proxy Card